              ANCHOR
              SERIES
              TRUST

                                                    SEMIANNUAL
                                                    REPORT
                                                    JUNE 30, 1998

---------------------

                DEAR INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment for the ICAP II Variable Annuity from Anchor National Life Insurance Company and First SunAmerica Life Insurance Company.

                  The following information is from Wellington Management
                Company, LLP ("Wellington"), the investment subadviser for the Anchor Series Trust. Wellington provides this material to give you some insight into the markets over the past six months and how conditions affected the performance of your underlying investments.

                FINANCIAL MARKETS

                  The U.S. equity markets were strong during the first half of
                1998, with large-cap stocks (S&P 500 Index up 17.7%) generally outperforming small-caps (Russell 2000 Index up 4.9%). Growth stocks generally outperformed value stocks. Despite weakness during the second quarter induced by the Asian crisis, international stocks also posted strong returns for the first half of the year. The MSCI All Country World Free (ex-U.S.) Index was up 12.0% for the period. The U.S. bond market, as measured by the bellwether Lehman Aggregate Index, posted a respectable 3.9% return for the six months. International bond markets, represented by the Salomon Brother's World Government Non-U.S., Hedged Index returned 5.4% for the first half of the year. On an unhedged basis the same Index returned 2.1% due to the strength of the U.S. dollar during the period.

                GLOBAL ECONOMIC OVERVIEW

                  The Asian crisis is being felt around the world. The U.S. is experiencing sharp declines in exports to Asia, and the beginnings of an import surge. The speed and magnitude of policy response in Japan will be the critical factor affecting the global economic landscape going forward. Europe is feeling the Asian drag as well, but for the moment, strengthening domestic demand on the Continent is providing more than an offset. Falling global commodity prices are penalizing producer profits, hurting some emerging economies (e.g., Chile and Russia) and sending key currencies (Australian dollars and Canadian dollars) lower.

                  We expect the U.S. economy will continue to be characterized by healthy consumer demand, a widening trade gap and an eventual deceleration in capital spending. We forecast Real GDP to grow 3.0% on average in 1998 and 2.5% in 1999 -- a slowing from 1997's 3.8% advance. The 1998 estimate reflects an upward revision due to continued strength in consumer expenditures. Weak commodity prices and falling import prices will put further downward pressure on inflation. The corporate profits slowdown is unfolding as expected, reflecting slower global growth and pressure on margins. Federal Reserve policy is on hold for now, with the next move likely to be lower, not higher short-term interest rates.

                  Within this context, Wellington provides the following
                investment comments for each of the twelve Anchor Series Trust Portfolios for the six months ended June 30, 1998.

                EQUITY PORTFOLIOS

                  The Growth and Income Portfolio seeks high current income and long-term capital appreciation through investment in common stocks. The portfolio benefited from its focus on large-capitalization U.S. stocks during the first six months of 1998 providing investors with a 18.6% return, well ahead of the Lipper category of Growth and Income variable annuity funds' average return of 12.3%, and beating the S&P 500's return of
                                                           ---------------------

---------------------

                17.7%. As of June 30, the portfolio's largest sector positions were as follows: 19% in finance, 16% in information technology, 13% in healthcare, and 11% in consumer staples. The portfolio was 93% invested in stocks of over $10 billion in market capitalization.

                  The Growth Portfolio seeks capital appreciation through
                investments in larger and medium-sized companies that have records of above-average growth and continued prospects for solid growth in the future. The portfolio invests in high-quality companies across the range of market capitalization. The Growth Portfolio provided a 17.7% return in the first six months of 1998, ahead of the Lipper category of Growth variable annuity funds which on average returned 16.2% over this time period. The Growth Portfolio on a net basis matched the S&P 500's gross level return. Major sector concentrations as of June 30, 1998 were as follows: 22% information technology, 20% in finance, 13% in healthcare and 10% in industrial & commercial. The portfolio was positioned with 13% of assets invested in stocks which are below $2 billion in market capitalization, 13% in stocks between $2 billion and $10 billion, and 74% in stocks above $10 billion in market capitalization.

                The Capital Appreciation Portfolio seeks long-term capital appreciation through investments in growth equity securities that are widely diversified by industry and company. These securities will generally consist of a great proportion of smaller companies that may be newer and less seasoned, or that represent new or changing industries. The Capital Appreciation Portfolio provided investors with a 16.6% return for the first six months of 1998, ahead of the Lipper category of Capital Appreciation variable annuity funds' average return of 15.6%. The portfolio's return is in line with its mandate of investing across the market capitalization spectrum. The portfolio's major investments at the end of June were in the following sectors:
                28% in information technology, 19% in information & entertainment, 13% in healthcare and 11% in consumer discretionary. In terms of market capitalization, 32% was invested in stocks of below $2 billion in market capitalization, 28% was between $2 and $5 billion, 5% was between $5 and $10 billion, and 35% was invested in stocks of above $10 billion market capitalization.

                  The Foreign Securities Portfolio seeks long-term capital
                appreciation through investment in a diversified portfolio of equity securities issued by foreign companies and denominated in foreign currencies. The Foreign Securities Portfolio provided investors with a 14.3% return for the first six months of 1998, below the Lipper category of International variable annuity funds' average return of 16.3%, but ahead of the MSCI All Country World Free (ex-U.S.) Index which returned 12.0%. An overweight position in developed Europe, and underweight positions in Japan, Hong Kong, Malaysia and emerging Asian markets were generally additive to returns relative to the benchmark. At the end of June, the portfolio's regional allocation was: 70% in developed Europe, 11% in Japan, 5% in developed Asia, 5% in emerging markets (primarily Latin America), 1% in Canada and 8% in cash and cash equivalents.

                The Natural Resources Portfolio seeks to outpace inflation through investments in natural resource companies around the world. While the portfolio's return of -3.6% for the first six months of the year was disappointing, it was ahead of the Lipper category of Natural Resource variable annuity funds' average return of -6.2%. Hurt by stagnant or declining commodity prices and slowing global economies, several global natural resources sectors experienced negative returns for the six month period. However, our analysis of capacity utilization, demand trends, and current levels of investment in the natural resource sectors leads us to conclude that recent trends are unsustainable. We believe the underlying case for these important commodities is positive over a long-term time-frame. The portfolio on June 30 was comprised of 40% energy stocks, 36% in metals and minerals including

---------------------

---------------------

                fulfilling the prospectus requirement of 25% in gold related stocks, 10% in real estate, 8% in forest products & paper, and 6% in cash and cash equivalents.

                FIXED INCOME PORTFOLIOS

                  The Money Market Portfolio provided a 2.49% return, slightly behind the 2.54% average return of the Lipper category of Money Market variable annuity funds. We believe the economic factors mentioned earlier will keep the central bank on hold. If inflation continues to surprise on the low side of expectations, the Fed may possibly have room to lower short term rates later in the year. In this scenario, our strategy is to continue to bias the portfolio's maturity on the long side and to lock in high yields when the markets get fearful of Fed tightening. On June 30, 1998 the portfolio had a weighted average maturity of 60 days and was comprised of 65% commercial paper, 18% bank product cash equivalents and 17% floating rate notes.

                  The Government and Quality Bond Portfolio seeks to provide relatively high current income, liquidity and security of principal. The Government and Quality Bond Portfolio provided investors with a 4.1% return for the six months ended June 30, 1998, outperforming the Lipper category of General U.S. Government variable annuity funds which returned 3.7% on average, and the Lehman Aggregate Index's gross level return of 3.9%. The portfolio at the end of June had an effective duration of 4.8 years, compared to 4.6 years for the Lehman Aggregate. Portfolio holdings were diversified by sectors as follows: 49% in U.S. Government and Agency securities, 27% in mortgage-backed securities, 21% in investment grade corporate bonds, 2% in asset backed securities and 1% in cash equivalents.

                  The Fixed Income Portfolio seeks to generate a high level of current income that is, at the same time, consistent with preservation of principal through investments in corporate bonds and U.S. government securities. For the six months ended June 30, 1998, the Fixed Income Portfolio returned 4.1%, slightly ahead of the Lipper category of Corporate Debt A-Rated variable annuity funds which returned 4.0% on average, and in line with the Lehman Government/Corporate Index's gross level return of 4.2%. The portfolio was positioned at the end of June with an effective duration of 5.6 years, compared to 5.4 years for the Lehman Government/Corporate Index. In terms of sector exposure the portfolio was invested as follows: 36% in U.S. Government and Agency securities, 36% in investment grade corporate bonds, 15% in non-investment grade securities, 12% in mortgage-backed securities, and 1% in cash and cash equivalents.

                  The High Yield Portfolio seeks to provide high current income and capital appreciation by investing in corporate bonds rated BBB/Baa or lower. The High Yield Portfolio provided investors with a 4.1% return on a net basis for the first six months of 1998, below the Lehman High Yield Index gross level return of 4.5%, and the Lipper category of High Yield variable annuity funds which returned 4.6% on average. In light of the Asian crisis, the portfolio's performance has been negatively affected recently by its small exposure to U.S. dollar denominated emerging market credits. We have selectively added to certain of these issuers even as they came under pressure because we believe that long term, many of these issuers offer stronger credit potential than lower rated, domestic high yield issuers. This is consistent with our strategy of focusing on issuers that we believe offer prospects for credit improvement. On June 30, the portfolio's fixed income holdings were comprised of 1% Baa and split rated securities, 15% Ba rated securities, 63% B rated securities, and 21% below B or unrated securities. In terms of corporate sector weightings the largest areas of investment were 17% in telecommunications, 9% in paper & packaging, 8% in energy and 7% each in financial services and basic industries.
                                                           ---------------------

---------------------

                  The Target '98 Portfolio is structured to mature in November of 1998. Given this approaching date the portfolio provided investors with a return of 2.4% for the first six months of 1998. The portfolio's investment objective requires that the portfolio be close to fully invested at all times. Our strategy continues to focus on U.S. Treasury and Agency zero coupon bonds and occasionally high quality corporate bonds.

                BALANCED PORTFOLIOS

                  The Multi-Asset Portfolio seeks to provide investors with
                long-term total investment return consistent with moderate investment risk. The portfolio achieves this objective through a weighting of approximately 60% in U.S. core equities and 40% in U.S. investment grade bonds. The Multi-Asset Portfolio returned 14.6% for the first six months of 1998, outperforming the Lipper category of Flexible variable annuity funds which returned 9.7% on average for the period. Strong overall security selection and asset allocation strategy were both beneficial to returns during the first half of the year. The portfolio's effective asset class exposure at the end of June was comprised of 61.4% equities, 32.3% fixed-income securities, and 6.3% cash equivalents.

                  The Strategic Multi-Asset Portfolio seeks to obtain high
                long-term total investment return through investment in core global stocks, aggressive stocks and global fixed income securities including high yield securities. The Strategic Multi-Asset Portfolio provided investors a 13.9% return for the six months ended June 30, 1998. These results were well ahead of the Lipper category of Global Flexible variable annuity funds' average return of 9.2% for the same period, and in fact placed the portfolio as the top ranked fund in this category for the six month period. Strong overall security selection and asset allocation strategy were also beneficial for this portfolio. The portfolio's effective asset class exposure at the end of June was as follows: 32.7% core global equities, 29.9% aggressive equities, 29.0% global fixed income including high yield securities and 8.4% cash equivalents.

                  This concludes the overview from Wellington Management
                Company. We look forward to reporting to you once again in six months' time, and we appreciate the confidence you place in us with your retirement assets.

                Sincerely,

                /s/ ELI BROAD
                --------------
                Eli Broad
                Chairman and Chief Executive Officer,
                Anchor National Life Insurance Company
                First SunAmerica Life Insurance Company

                August 25, 1998

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including fluctuations, political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Investments in securities related to gold or other precious metals and minerals are considered speculative and are impacted by a host of worldwide economic, financial and political factors. Money market instruments generally offer stability and income, but an investment in these securities is not guaranteed by the U.S. government or any other entity.
---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                     SHORT-TERM SECURITIES -- 101.5%                   AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       BANK NOTES -- 17.0%
                       Bank Of Nova Scotia 5.83% due 10/02/98......................  $ 2,000,000   $ 1,999,156
                       Bank One Wisconsin 5.55% due 2/23/99........................    1,000,000       999,623
                       Bankers Trust Co. 6.01% due 12/10/98........................    2,000,000     2,000,085
                       Chase Manhattan Corp. 5.70% due 7/02/99.....................    1,000,000       999,330
                       Deutsche Bank AG 5.82% due 5/04/99..........................    1,500,000     1,499,276
                       Regions Bank 5.77% due 5/21/99..............................    1,500,000     1,499,617
                       Societe Generale 5.68% due 3/22/99..........................    1,500,000     1,499,065
                       Svenska Handelsbanken 5.74% due 6/01/99.....................    1,500,000     1,499,077
                                                                                                   ------------
                       TOTAL BANK NOTES (cost $11,995,229).........................                 11,995,229
                                                                                                   ------------
                       COMMERCIAL PAPER -- 66.2%
                       AON Corp. 5.57% due 7/16/98.................................    2,500,000     2,494,198
                       Apreco, Inc. 5.54% due 7/24/98..............................    2,200,000     2,192,213
                       Avon Capital Corp. 5.56% due 7/08/98........................    2,500,000     2,497,297
                       Bear Stearns Cos., Inc. 5.53% due 7/23/98...................    2,300,000     2,292,227
                       BP Capital PLC 6.25% due 7/01/98............................    1,455,000     1,455,000
                       Delaware Funding Corp. 5.57% due 7/15/98....................    2,500,000     2,494,585
                       Diageo Capital PLC 5.55% due 7/31/98........................    2,000,000     1,990,750
                       Fina Oil & Chemical Co. 5.53% due 7/21/98...................    2,000,000     1,993,856
                       Fleet Funding Corp. 5.56% due 7/16/98.......................    2,500,000     2,494,208
                       General Electric Capital Corp. 5.39% due 8/10/98............    2,000,000     1,988,022
                       Goldman Sachs Group L.P. (The) 6.25% due 7/01/98............    2,500,000     2,500,000
                       Greenwich Funding Corp. 5.58% due 7/15/98...................    2,500,000     2,494,575
                       GTE Funding, Inc. 5.52% due 7/09/98.........................    1,695,000     1,692,921
                       Merrill Lynch & Co., Inc. 5.54% due 7/31/98.................    2,000,000     1,990,767
                       Metlife Funding, Inc. 5.55% due 7/27/98.....................    2,000,000     1,991,983
                       Montana Blanc Capital Corp. 5.58% due 7/14/98...............    2,121,000     2,116,726
                       Morgan Stanley Group (Europe) PLC 5.51% due 7/17/98.........    1,695,000     1,690,849
                       Park Avenue Recreation Corp. 5.50% due 7/08/98..............    2,000,000     1,997,861
                       Petrofina DE, Inc. 5.53% due 7/09/98........................    2,400,000     2,397,051
                       Preferred Receivables Funding Corp. 5.57% due 8/13/98.......    2,000,000     1,986,694
                       Prudential Funding Corp. 5.39% due 8/19/98..................    2,000,000     1,985,327
                       Zeneca Wilmington, Inc. 5.48% due 7/15/98...................    2,000,000     1,995,738
                                                                                                   ------------
                       TOTAL COMMERCIAL PAPER (cost $46,732,848)...................                 46,732,848
                                                                                                   ------------
                       CORPORATE SHORT-TERM NOTES -- 2.8%
                       Peoples Security Life Insurance Co. 5.82% due 8/03/98(1)
                         (cost $2,000,000).........................................    2,000,000     2,000,000
                                                                                                   ------------
                       MEDIUM TERM NOTES -- 1.4%
                       Morgan (J.P.) & Co., Inc. 5.75% due 3/10/99
                         (cost $1,000,000).........................................    1,000,000     1,000,000
                                                                                                   ------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                    SHORT-TERM SECURITIES (CONTINUED)                  AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 14.1%
                       Student Loan Marketing Association 5.32% due 7/07/98(1)
                         (cost $10,000,000)........................................  $10,000,000   $10,000,000
                                                                                                   ------------
                       TOTAL INVESTMENTS --
                       (cost $71,728,077)                                   101.5%                  71,728,077
                       Liabilities in excess of other assets --              (1.5)                  (1,088,819)
                                                                            ------                 -----------
                       NET ASSETS --                                        100.0%                 $70,639,258
                                                                            ======                 ===========

              -----------------------------
              (1) Variable rate security -- the rate reflected is as of June 30,
                  1998; maturity date reflects next reset date

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    FIXED INCOME PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 96.9%                       AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.3%
                       Argo Tech Corp. 8.63% 2007..................................  $   20,000   $    20,300
                       K & F Industries, Inc. 9.25% 2007...........................      10,000        10,100
                       Moog, Inc., Class B 10.00% 2006.............................      25,000        26,750
                                                                                                  ------------
                                                                                                       57,150
                                                                                                  ------------
                       AUTOMOTIVE -- 0.1%
                       Johnstown America Industries, Inc. 11.75% 2005..............      20,000        22,225
                                                                                                  ------------
                       CABLE -- 1.0%
                       Rifkin Acquisitions Partners L.P. 11.13% 2006...............      10,000        11,000
                       Tele-Communications, Inc. 9.25% 2002........................     150,000       165,348
                                                                                                  ------------
                                                                                                      176,348
                                                                                                  ------------
                       CHEMICALS -- 0.3%
                       Huntsman Corp. 9.50% 2007*..................................      15,000        15,000
                       Laroche Industries, Inc. 9.50% 2007.........................      10,000         9,750
                       Pioneer Americas Acquisition Corp. 9.25% 2007...............      10,000         9,825
                       Sovereign Specialty Chemicals 9.50% 2007....................      10,000        10,250
                       Texas Petrochemicals Corp. 11.13% 2006......................      15,000        16,350
                                                                                                  ------------
                                                                                                       61,175
                                                                                                  ------------
                       COMMUNICATIONS & MEDIA -- 3.7%
                       Allbritton Communications Co. 8.88% 2008....................      15,000        16,200
                       Century Communications Corp. zero coupon 2008+..............      25,000        11,344
                       EchoStar DBS Corp. 12.50% 2002..............................      10,000        11,225
                       Granite Broadcasting Corp. 8.88% 2008*......................      15,000        15,112
                       Innova S. de R.L. 12.88% 2007...............................      20,000        20,300
                       Jacor Communications Co. 8.75% 2007.........................      10,000        10,400
                       Lin Holdings Corp. zero coupon 2008+*(1)....................      30,000        20,100
                       MobileMedia Corp. 9.38% 2007+(3)............................      50,000        15,500
                       News America Holdings, Inc. 9.25% 2013......................     300,000       364,872
                       Nextel Communications, Inc. zero coupon 2007+(1)............      60,000        39,150
                       Sullivan Graphics, Inc. 12.75% 2005.........................      20,000        20,950
                       Viacom, Inc. 7.75% 2005.....................................     100,000       106,545
                                                                                                  ------------
                                                                                                      651,698
                                                                                                  ------------
                       CONSUMER DISCRETIONARY -- 1.8%
                       Accuride Corp. 9.25% 2008*..................................      10,000        10,025
                       Collins & Aikman Corp. 11.50% 2006..........................      15,000        16,650
                       Ford Motor Co. 9.00% 2001...................................     250,000       271,115
                       LDM Technologies, Inc. 10.75% 2007..........................      20,000        21,000
                                                                                                  ------------
                                                                                                      318,790
                                                                                                  ------------
                       CONSUMER STAPLES -- 0.1%
                       Revlon Worldwide Parent Ciro zero coupon 2001+..............      20,000        15,550
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 2.0%
                       Abraxas Petroleum Corp. 11.50% 2004.........................  $   10,000   $    10,350
                       Costilla Energy, Inc. 10.25% 2006*..........................      20,000        20,250
                       Cross Timbers Oil Co. 9.25% 2007............................      20,000        20,600
                       Dailey International, Inc. 9.50% 2008.......................      10,000         9,825
                       Energy Corp. America, Class A 9.50% 2007....................      20,000        19,550
                       Newfield Exploration Co., Class B 7.45% 2007................      45,000        45,756
                       Petroleos Mexicanos 8.85% 2007..............................      25,000        24,607
                       Plains Resources, Inc. 10.25% 2006..........................      20,000        21,350
                       Tesoro Petroleum Corp. 9.00% 2008*..........................      15,000        15,000
                       YPF Sociedad Anonima 8.00% 2004.............................     160,000       161,168
                                                                                                  ------------
                                                                                                      348,456
                                                                                                  ------------
                       FINANCE -- 20.8%
                       Abbey National First Capital 8.20% 2004.....................     250,000       275,270
                       Amerus Capital I 8.85% 2027.................................     150,000       159,417
                       Amresco, Inc. 9.88% 2005....................................      10,000        10,213
                       Banponce Financial Corp. 6.75% 2001.........................     300,000       304,491
                       Credit National 7.00% 2005..................................     190,000       192,661
                       Dime Capital Trust I, Series A 9.33% 2027...................     150,000       175,689
                       Equitable Cos., Inc. 7.00% 2028.............................     180,000       183,895
                       Export-Import Bank Korea 6.38% 2006.........................     250,000       189,240
                       Japan Finance Corp. Municipal Enterprises 9.13% 2000........     400,000       426,440
                       KFW International Finance, Inc. 9.13% 2001..................     400,000       432,980
                       Ohio National Life Insurance Co. 8.50% 2026*................     200,000       231,720
                       Olympic Financial Ltd. 11.50% 2007..........................      10,000        10,100
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............      10,000         6,925
                       Security Benefit Life Co. 8.75% 2016........................     200,000       229,208
                       Sun Canada Financial Co. 7.25% 2015*........................     300,000       325,131
                       Tembec Finance Corp. 9.88% 2005.............................      20,000        21,100
                       United States Bancorp 7.50% 2026............................     400,000       447,312
                       Western Financial Savings Bank 8.88% 2007...................      25,000        23,656
                                                                                                  ------------
                                                                                                    3,645,448
                                                                                                  ------------
                       FOOD & LODGING -- 0.3%
                       Aurora Foods, Inc. 8.75% 2008*..............................       5,000         5,056
                       Del Monte Foods Co. zero coupon 2007+*(1)...................      25,000        16,344
                       Engle Homes, Inc. 9.25% 2008................................      15,000        14,700
                       Standard Pacific Corp. 8.50% 2007...........................      15,000        15,225
                                                                                                  ------------
                                                                                                       51,325
                                                                                                  ------------
                       GAMING -- 0.2%
                       Argosy Gaming Co. 13.25% 2004...............................      10,000        11,225
                       Hollywood Casino, Inc. 12.75% 2003..........................      15,000        16,425
                                                                                                  ------------
                                                                                                       27,650
                                                                                                  ------------
                       HEALTHCARE -- 1.9%
                       Allegiance Corp. 7.00% 2026.................................     150,000       153,289
                       Owens & Minor, Inc. 10.88% 2006.............................      35,000        38,150
                       Tenet Healthcare Corp. 7.88% 2003...........................     120,000       122,100
                       Universal Hospital Services, Inc. 10.25% 2008*..............      15,000        15,000
                                                                                                  ------------
                                                                                                      328,539
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 3.3%
                       Boise Cascade Office Products Co. 7.05% 2005................  $  190,000   $   192,071
                       Cincinnati Milacron, Inc. 7.88% 2000........................     150,000       153,290
                       Clark Schwebel, Inc. 10.50% 2006............................      10,000        11,063
                       Comcast Cable Communications Corp. 8.50% 2027...............     150,000       177,360
                       Grove Worldwide LLC 9.25% 2008*.............................      15,000        14,963
                       MTL, Inc. 10.00% 2006*......................................      10,000         9,950
                       Neenah Corp. 11.13% 2007....................................      10,000        10,900
                       Wesco Distributor, Inc. 9.13% 2008*.........................      15,000        14,831
                                                                                                  ------------
                                                                                                      584,428
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Advanced Micro Devices, Inc. 11.00% 2003....................      25,000        26,375
                       Concentric Network Corp. Delaware 12.75% 2007...............      10,000        10,600
                       Decisionone Corp. 9.75% 2007................................      10,000         9,563
                       Fairchild Semiconductor Corp. 10.13% 2007...................      15,000        15,450
                       Psinet, Inc. 10.00% 2005....................................      15,000        15,337
                       Verio, Inc. 10.38% 2005*....................................      10,000        10,250
                                                                                                  ------------
                                                                                                       87,575
                                                                                                  ------------
                       METALS & MINERALS -- 0.5%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........      10,000        10,025
                       Bayou Steel Corp. 9.50% 2008*...............................      15,000        14,850
                       Falcon Building Products, Inc. 9.50% 2007...................      15,000        14,700
                       Great Lakes Carbon Corp. 10.25% 2008*(4)....................       5,000         5,088
                       P&L Coal Holdings Corp. 9.63% 2008*.........................      35,000        35,962
                                                                                                  ------------
                                                                                                       80,625
                                                                                                  ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                       Republic of Argentina 11.00% 2006...........................     130,000       137,896
                       Republic of Colombia 7.25% 2004.............................     145,000       135,575
                       Republic of Lithuania 7.13% 2002*(2)........................      70,000        67,725
                                                                                                  ------------
                                                                                                      341,196
                                                                                                  ------------
                       PAPER PRODUCTS -- 0.5%
                       American Pad & Paper Co. 13.00% 2005........................      17,000        17,085
                       Domtar, Inc. 9.50% 2016.....................................      10,000        10,892
                       Gaylord Container Corp. 9.38% 2007..........................      10,000         9,625
                       Grupo International Durango SA de CV 12.63% 2003............      15,000        15,975
                       Repap New Brunswick, Inc. 10.63% 2005.......................      25,000        25,250
                       Silgan Holdings Corp. 9.00% 2009............................      10,000        10,350
                                                                                                  ------------
                                                                                                       89,177
                                                                                                  ------------
                       REAL ESTATE -- 0.6%
                       Equity Office Properties Operating L.P. 6.38% 2003*.........     100,000        99,575
                                                                                                  ------------
                       RETAIL -- 1.4%
                       Duane Reade, Inc. 9.25% 2008................................      10,000        10,125
                       Guitar Center Management Co., Inc. 11.00% 2006..............      17,000        18,785
                       Penney (J.C.) Co., Inc. 7.40% 2037..........................     200,000       223,054
                                                                                                  ------------
                                                                                                      251,964
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT        VALUE
                       ---------------------------------------------------------------------------------------
                       TELECOMMUNICATIONS -- 2.0%
                       American Mobile Satellite Corp. 12.25% 2008*(5).............  $    5,000   $     4,750
                       BTI Telecommunications Corp. 10.50% 2007....................      15,000        15,075
                       E.Spire Communications, Inc. zero coupon 2006+(1)...........      20,000        15,700
                       Facilicom International, Inc. 10.50% 2008*..................      10,000         9,950
                       GCI, Inc. 9.75% 2007........................................      25,000        26,125
                       Globalstar L.P. 10.75% 2004.................................      20,000        19,000
                       GST Telecommunications, Inc. 12.75% 2007+...................      20,000        23,200
                       Intermedia Communications, Inc. 8.60% 2008*.................      10,000        10,100
                       Intermedia Communications, Inc. 8.88% 2007..................      25,000        25,562
                       Iridium Operating LLC/ Iridium Capital 10.88% 2005..........       5,000         4,956
                       Iridium Operating LLC/Iridium Capital 11.25% 2005...........      25,000        25,062
                       ITC Deltacom, Inc. 8.88% 2008...............................      10,000        10,200
                       IXC Communications, Inc. 9.00% 2008*........................      20,000        19,950
                       KMC Telecommunications Holdings, Inc. zero coupon
                         2008*(1)(5)...............................................      50,000        30,125
                       Level 3 Communications, Inc. 9.13% 2008*....................      25,000        24,313
                       Mcleodusa, Inc. 8.38% 2008*.................................       5,000         5,013
                       Nextlink Communications, Inc. zero coupon 2008*(1)..........      25,000        15,344
                       Paging Network, Inc. 10.13% 2007............................      15,000        15,525
                       RSL Communications PLC 9.13% 2008*..........................      20,000        19,400
                       Telecommunications Tech Co. LLC 9.75% 2008*.................      15,000        15,056
                       Viatel, Inc. 11.25% 2008*(5)................................      18,000        18,900
                                                                                                  ------------
                                                                                                      353,306
                                                                                                  ------------
                       U.S. GOVERNMENT & AGENCIES -- 47.4%
                       Federal Home Loan Mortgage Corp. 6.00% 2003.................     417,793       416,293
                       Federal Home Loan Participation 11.00% 2000.................       4,053         4,192
                       Government National Mortgage Association 7.00%
                         2012 - 2023...............................................     951,188       970,283
                       Government National Mortgage Association 7.50%
                         2022 - 2023...............................................     674,778       694,256
                       Government National Mortgage Association 10.00% 2000........      14,401        14,828
                       Government National Mortgage Association 11.25% 1998........         113           113
                       Government National Mortgage Association 13.25% 1999........         781           830
                       United States Treasury Bonds 10.75% 2003....................     200,000       241,782
                       United States Treasury Bonds 11.88% 2003....................     630,000       811,913
                       United States Treasury Bonds 12.00% 2013....................   3,475,000     5,152,243
                                                                                                  ------------
                                                                                                    8,306,733
                                                                                                  ------------
                       UTILITIES -- 6.3%
                       Cleveland Electric Illuminating Co. 7.19% 2000..............     160,000       162,450
                       Niagara Mohawk Power Corp. 5.88% 2002.......................     750,000       731,917
                       WorldCom, Inc. 7.55% 2004...................................     200,000       211,804
                                                                                                  ------------
                                                                                                    1,106,171
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $16,596,118)......................               $17,005,104
                                                                                                  ------------
                                         PREFERRED STOCK -- 0.4%                       SHARES
                       ---------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.1%
                       Primedia, Inc. 8.63%*.......................................         145        14,355
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 0.2%
                       Fairfield Manufacturing, Inc. 11.25%(2)(4)..................          25        27,000
                                                                                                  ------------
                       MULTI-INDUSTRY -- 0.1%
                       Sinking Fund Holdings Group, Inc. convertible
                         13.75%*(2)(4).............................................           2        17,550
                                                                                                  ------------
                       TOTAL PREFERRED STOCK (cost $58,288)........................                    58,905
                                                                                                  ------------

---------------------

WARRANTS -- 0.0%+                                                WARRANTS       VALUE
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
Concentric Network Corp. Delaware 12/15/07* (cost $0).......           5   $       650
                                                                           -----------
TOTAL INVESTMENT SECURITIES (cost $16,654,406)..............                17,064,659
                                                                           -----------
                                                              PRINCIPAL
                REPURCHASE AGREEMENT -- 0.6%                    AMOUNT
--------------------------------------------------------------------------------------
Joint Repurchase Agreement Account (Note 3) (cost
  $105,000).................................................  $  105,000       105,000
                                                                           -----------
TOTAL INVESTMENTS -- (cost $16,759,406)      97.9%                          17,169,659
Other assets less liabilities --              2.1                              373,825
                                                                           -----------
NET ASSETS --                               100.0%                         $17,543,484
                                            =====                          ===========

-----------------------------
 +  Non-income producing securities
 *  Resale restricted to qualified institutional buyers
(1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
(2) Fair valued security; see Note 2
(3) Issuer of the security has filed for bankruptcy and interest payments are in default
(4) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash
(5) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants

    See Notes to Financial Statements







                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT & QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 97.9%                       AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 14.0%
                       Asset Securitization Corp. 7.49% 2027.......................  $ 5,000,000   $  5,334,350
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    5,000,000      5,314,850
                       General Electric Capital Corp. 7.50% 2035...................    5,000,000      5,854,350
                       General Reinsurance Corp. 9.00% 2009........................    5,000,000      6,095,500
                       Morgan (J.P.) & Co., Inc. 6.25% 2005........................    5,000,000      4,945,700
                       Premier Auto Trust 5.77% 2002...............................    5,000,000      4,990,600
                       Stanford University 6.88% 2024..............................    5,000,000      5,454,000
                                                                                                   -------------
                                                                                                     37,989,350
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 2.2%
                       Postal Square L.P. 8.95% 2022...............................    4,730,700      6,020,478
                                                                                                   -------------
                       RETAIL -- 1.9%
                       Wal-Mart Stores, Inc. 6.75% 2023............................    5,000,000      5,227,550
                                                                                                   -------------
                       TRANSPORTATION -- 4.1%
                       Federal Express Corp. 6.72% 2013............................    5,000,000      5,000,000
                       United Parcel Service of America, Inc. 8.38% 2020...........    5,000,000      6,255,200
                                                                                                   -------------
                                                                                                     11,255,200
                                                                                                   -------------
                       U.S. GOVERNMENT & AGENCIES -- 71.6%
                       Federal Home Loan Mortgage Corp. 6.00% 2008 - 2011..........    7,686,959      7,660,979
                       Federal Home Loan Mortgage Corp. 6.50% 2011.................   10,998,319     11,122,050
                       Federal Home Loan Mortgage Corp. 7.00% 2010 - 2011..........   14,617,777     14,936,354
                       Federal Home Loan Mortgage Corp. 14.75% 2010................      117,772        141,730
                       Federal National Mortgage Association 6.35% 2003............   25,000,000     24,980,500
                       Federal National Mortgage Association 7.00% 2010 - 2011.....    5,201,718      5,301,251
                       Government National Mortgage Association 6.50% 2023.........    7,449,213      7,432,899
                       Government National Mortgage Association 6.50% TBA..........    5,000,000      4,989,050
                       Government National Mortgage Association 7.00%
                         2009 - 2012...............................................    8,509,741      8,706,621
                       Government National Mortgage Association 10.00%
                         2013 - 2017...............................................    1,784,850      1,935,347
                       Government National Mortgage Association 11.50% 2014........       11,140         12,386
                       Government National Mortgage Association 12.00%
                         1999 - 2016...............................................       61,680         64,554
                       Government National Mortgage Association 12.75% 2014........       78,023         89,896
                       Government National Mortgage Association 13.25%
                         1999 - 2014...............................................       18,758         21,515
                       Government National Mortgage Association 13.50% 2014........        7,217          8,556
                       Government National Mortgage Association 13.75% 2014........        1,396          1,609
                       United States Treasury Notes 5.63% 1999 - 2002..............   65,000,000     65,199,750
                       United States Treasury Notes 6.13% 2007.....................   20,000,000     20,809,400
                       United States Treasury Notes 6.50% 2005.....................   20,000,000     21,109,400
                                                                                                   -------------
                                                                                                    194,523,847
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 4.1%
                       Hydro Quebec Electric 8.40% 2022............................  $ 5,000,000   $  6,104,850
                       United States West Capital Funding, Inc. 6.38% 2008.........    5,000,000      4,970,900
                                                                                                   -------------
                                                                                                     11,075,750
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $261,346,162).............                 266,092,175
                                                                                                   -------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 3.9%                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $10,530,000)..............................................   10,530,000     10,530,000
                                                                                                   -------------
                       TOTAL INVESTMENTS --
                         (cost $271,876,162)                                 101.8%                 276,622,175
                       Liabilities in excess of other assets --               (1.8)                  (4,885,224)
                                                                             ------                -------------
                       NET ASSETS --                                         100.0%                $271,736,951
                                                                             ======                =============

              -----------------------------

              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    HIGH YIELD PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                                                                      PRINCIPAL
                                          BONDS & NOTES -- 89.4%                       AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       AEROSPACE & MILITARY TECHNOLOGY -- 3.1%
                       Argo Tech Corp. 8.63% 2007..................................  $   150,000   $   152,250
                       K & F Industries, Inc. 9.25% 2007...........................      150,000       151,500
                       Moog, Inc., Class B 10.00% 2006.............................      655,000       700,850
                                                                                                   ------------
                                                                                                     1,004,600
                                                                                                   ------------
                       AUTOMOTIVE -- 2.5%
                       Federal Mogul Corp. 8.80% 2007..............................      150,000       160,680
                       Johnstown America Industries, Inc. 11.75% 2005..............      350,000       388,938
                       Key Plastics, Inc. 10.25% 2007..............................      250,000       262,500
                                                                                                   ------------
                                                                                                       812,118
                                                                                                   ------------
                       CABLE -- 1.4%
                       Frontiervision Holding L.P. zero coupon 2007+(1)............      350,000       276,500
                       Rifkin Acquisitions Partners L.P. 11.13% 2006...............      150,000       165,000
                                                                                                   ------------
                                                                                                       441,500
                                                                                                   ------------
                       CHEMICALS -- 4.6%
                       Buckeye Technologies, Inc. 8.00% 2010*......................      465,000       468,487
                       Philipp Brothers Chemicals, Inc. 9.88% 2008*................      270,000       272,025
                       Pioneer Americas Acquisition Corp. 9.25% 2007...............      250,000       245,625
                       Sovereign Specialty Chemicals 9.50% 2007....................      500,000       512,500
                                                                                                   ------------
                                                                                                     1,498,637
                                                                                                   ------------
                       COMMUNICATIONS & MEDIA -- 5.1%
                       Adelphia Communications Corp. 9.88% 2007....................      150,000       162,375
                       Century Communications Corp. zero coupon 2008+..............      350,000       158,812
                       Echostar Satellite Broadcasting Corp. zero coupon
                         2004+*(1).................................................      150,000       137,813
                       Innova S. de R.L. 12.88% 2007...............................      250,000       253,750
                       MobileMedia Corp. 9.38% 2007+(3)............................      250,000        77,500
                       Sullivan Graphics, Inc. 12.75% 2005.........................      100,000       104,750
                       Tevecap SA 12.63% 2004......................................      250,000       217,500
                       Winstar Communications, Inc. zero coupon 2005(1)............      650,000       539,500
                                                                                                   ------------
                                                                                                     1,652,000
                                                                                                   ------------
                       CONSUMER DISCRETIONARY -- 1.2%
                       Accuride Corp. 9.25% 2008*..................................      220,000       220,550
                       LDM Technologies, Inc. 10.75% 2007..........................      150,000       157,500
                                                                                                   ------------
                                                                                                       378,050
                                                                                                   ------------
                       CONSUMER STAPLES -- 1.5%
                       Chattem, Inc. 8.88% 2008*...................................      150,000       149,250
                       Westpoint Stevens, Inc. 7.88% 2008*.........................      345,000       344,138
                                                                                                   ------------
                                                                                                       493,388
                                                                                                   ------------
                       ENERGY -- 6.8%
                       Abraxas Petroleum Corp. 11.50% 2004.........................      250,000       258,750
                       Costilla Energy, Inc. 10.25% 2006*..........................      500,000       506,412
                       Cross Timbers Oil Co. 9.25% 2007............................      150,000       154,500
                       Petroleos Mexicanos 8.85% 2007..............................      250,000       246,073
                       Plains Resources, Inc. 10.25% 2006..........................      500,000       533,750
                       Ram Energy, Inc. Delaware 11.50% 2008.......................      500,000       495,000
                                                                                                   ------------
                                                                                                     2,194,485
                                                                                                   ------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 9.0%
                       APP Finance (VII) Mauritius Ltd. convertible 3.50% 2003*....  $   305,000   $   242,475
                       Emergent Group, Inc. 10.75% 2004............................      250,000       183,125
                       Guangdong Enterprises Holdings 8.88% 2007*..................      250,000       217,843
                       Hawthorne Financial Corp. 12.50% 2004(2)....................      350,000       367,500
                       Olympic Financial Ltd. 11.50% 2007(5).......................      350,000       347,375
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............      355,000       245,837
                       Resource America, Inc. 12.00% 2004..........................      425,000       454,750
                       Tembec Finance Corp. 9.88% 2005.............................      250,000       263,750
                       Thai Farmers Bank Ltd. 8.25% 2016*..........................      500,000       352,130
                       Western Financial Savings Bank 8.88% 2007...................      250,000       236,562
                                                                                                   ------------
                                                                                                     2,911,347
                                                                                                   ------------
                       FOOD & LODGING -- 2.9%
                       Aurora Foods, Inc. 9.88% 2007...............................       65,000        68,413
                       Del Monte Foods Co. zero coupon 2007+*(1)...................      750,000       490,312
                       Hammons (John Q.) Hotels L.P. 8.88% 2004....................      390,000       392,925
                                                                                                   ------------
                                                                                                       951,650
                                                                                                   ------------
                       GAMING -- 1.9%
                       Fitzgeralds Gaming Corp. 12.25% 2004*.......................      250,000       242,500
                       Lady Luck Gaming Finance Corp. 11.88% 2001..................      350,000       363,125
                                                                                                   ------------
                                                                                                       605,625
                                                                                                   ------------
                       GROCERY -- 1.2%
                       Homeland Stores, Inc. 10.00% 2003+..........................      250,000       235,625
                       Pathmark Stores, Inc. 11.63% 2002...........................      150,000       151,500
                                                                                                   ------------
                                                                                                       387,125
                                                                                                   ------------
                       HEALTHCARE -- 3.4%
                       Columbia/HCA Healthcare Corp. 7.25% 2008....................      250,000       242,382
                       Mediq, Inc. 11.00% 2008*....................................      260,000       267,150
                       Pharmerica, Inc. 8.38% 2008*................................      100,000        99,500
                       Universal Hospital Services, Inc. 10.25% 2008*..............      500,000       500,000
                                                                                                   ------------
                                                                                                     1,109,032
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 5.3%
                       Clark Schwebel, Inc. 10.50% 2006............................      225,000       248,906
                       Globo Comunicacoes E Participating 10.50% 2006*.............      250,000       226,875
                       Neenah Corp. 11.13% 2007....................................      350,000       381,500
                       TV Azteca SA de CV 10.50% 2007..............................      250,000       250,625
                       Unicco Service Co./Unicco Finance Corp. 9.88% 2007..........      250,000       252,500
                       Wesco Distributor, Inc. 9.13% 2008*.........................      350,000       346,063
                                                                                                   ------------
                                                                                                     1,706,469
                                                                                                   ------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Net Sat Servicos Ltda. 12.75% 2004..........................       55,000        52,424
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 5.5%
                       Advanced Micro Devices, Inc. 11.00% 2003....................      250,000       263,750
                       Concentric Network Corp. Delaware 12.75% 2007...............      130,000       137,800
                       Decision Holdings Corp. zero coupon 2008+(1)(5).............      500,000       300,000
                       Psinet, Inc. 10.00% 2005....................................      375,000       383,437
                       Samsung Electronics America, Inc. 9.75% 2003*...............      350,000       331,188
                       Verio, Inc. 10.38% 2005*....................................      355,000       363,875
                                                                                                   ------------
                                                                                                     1,780,050
                                                                                                   ------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       METALS & MINERALS -- 6.1%
                       A.K. Steel Corp. 9.13% 2006.................................  $   100,000   $   104,500
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........      250,000       250,625
                       Amtrol, Inc. 10.63% 2006....................................      145,000       141,737
                       Bayou Steel Corp. 9.50% 2008*...............................      290,000       287,100
                       CSN Iron SA 9.13% 2007*.....................................      350,000       280,000
                       Nortek, Inc. 9.25% 2007.....................................      250,000       257,500
                       P&L Coal Holdings Corp. 8.88% 2008*.........................      160,000       164,600
                       Pohang Iron & Steel Ltd. 7.13% 2004.........................      250,000       200,827
                       Weirton Steel Corp. 11.38% 2004.............................      250,000       266,250
                                                                                                   ------------
                                                                                                     1,953,139
                                                                                                   ------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 2.5%
                       Federal Republic of Brazil 5.00% 2014(6)(7).................      261,047       187,301
                       Republic of Argentina 11.38% 2017...........................      250,000       265,625
                       Republic of Korea 8.88% 2008................................      250,000       225,970
                       Republic of Venezuela 9.25% 2027............................      150,000       117,000
                                                                                                   ------------
                                                                                                       795,896
                                                                                                   ------------
                       PAPER PRODUCTS -- 11.1%
                       American Pad & Paper Co. 13.00% 2005........................      475,000       477,375
                       APP International Finance Co. 11.75% 2005...................      175,000       154,000
                       Aracruz Celulose SA 10.38% 2002*............................      255,000       247,350
                       BWay Corp. 10.25% 2007......................................      350,000       381,500
                       Calmar, Inc. Delaware 11.50% 2005...........................      350,000       403,375
                       Container Corp. of America 9.75% 2003.......................      250,000       268,750
                       Gaylord Container Corp. 9.38% 2007..........................      350,000       336,875
                       Industrias Klabin Fabricadora de Papel e Celulosr SA 11.00%
                         2004......................................................      350,000       339,500
                       Repap New Brunswick, Inc. 10.63% 2005.......................      350,000       353,500
                       Silgan Holdings Corp. 9.00% 2009............................      500,000       517,500
                       Silgan Holdings Corp. 13.25% 2006(4)........................       80,715        91,108
                                                                                                   ------------
                                                                                                     3,570,833
                                                                                                   ------------
                       TELECOMMUNICATIONS -- 10.2%
                       American Mobile Satellite Corp. 12.25% 2008*(5).............       70,000        66,500
                       BTI Telecommunications Corp. 10.50% 2007....................      500,000       502,500
                       E.Spire Communications, Inc. zero coupon 2006+..............      250,000       196,250
                       GST Telecommunications, Inc. 12.75% 2007+...................      100,000       116,000
                       Hyperion Telecommunications, Inc. 12.25% 2004...............      240,000       259,200
                       Intermedia Communications, Inc. 8.50% 2008..................      150,000       150,375
                       Intermedia Communications, Inc. 8.60% 2008*.................      100,000       101,000
                       Iridium Operating LLC/ Iridium Capital 10.88% 2005..........       90,000        89,212
                       Iridium Operating LLC/Iridium Capital 11.25% 2005...........      350,000       350,875
                       IXC Communications, Inc. 9.00% 2008*........................      250,000       249,375
                       Mcleodusa, Inc. 9.25% 2007..................................      100,000       104,000
                       MGC Communications, Inc. 13.00% 2004........................      250,000       249,375
                       Philippine Long District Telephone Co. 7.85% 2007...........      300,000       260,445
                       Telecommunications Tech Co. LLC 9.75% 2008*.................      400,000       401,500
                       Viatel, Inc. zero coupon 2008*(1)(5)........................      150,000        89,250
                       Viatel, Inc. 11.25% 2008*(5)................................      100,000       105,000
                                                                                                   ------------
                                                                                                     3,290,857
                                                                                                   ------------
                       TRANSPORTATION -- 1.4%
                       Cathay International Ltd. 13.00% 2008*......................      250,000       222,468
                       Valujet, Inc. 10.25% 2001...................................      250,000       243,125
                                                                                                   ------------
                                                                                                       465,593
                                                                                                   ------------

---------------------

                                                                                      PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                      AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       UTILITIES -- 2.5%
                       GST Network Funding, Inc. zero coupon 2008*.................  $   885,000   $   529,894
                       Korea Telecommunications 7.63% 2007.........................      350,000       273,042
                                                                                                   ------------
                                                                                                       802,936
                                                                                                   ------------
                       TOTAL BONDS & NOTES (cost $29,215,290)......................                 28,857,754
                                                                                                   ------------
                                         PREFERRED STOCK -- 5.4%                       SHARES
                       ----------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.6%
                       Granite Broadcasting Corp. 12.75%(4)........................          170       194,347
                                                                                                   ------------
                       FINANCE -- 0.8%
                       Superior National Capital Trust I 10.75%(2).................          250       267,500
                                                                                                   ------------
                       GAMING -- 0.3%
                       Fitzgerald Gaming Corp. 15.00%(2)...........................        3,000        99,000
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 1.2%
                       Fairfield Manufacturing, Inc. 11.25%(2)(4)..................          350       378,000
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Concentric Network Corp. Delaware 13.50%*(4)................          170       172,125
                                                                                                   ------------
                       MULTI-INDUSTRY -- 0.5%
                       Sinking Fund Holdings Group, Inc. convertible
                         13.75%*(2)(4).............................................           17       149,175
                                                                                                   ------------
                       TELECOMMUNICATIONS -- 1.5%
                       IXC Communications, Inc. 6.75%*.............................        3,500       168,000
                       IXC Communications, Inc. 12.50%(4)..........................          266       308,409
                                                                                                   ------------
                                                                                                       476,409
                                                                                                   ------------
                       TOTAL PREFERRED STOCK (cost $1,660,938).....................                 $1,736,556
                                                                                                   ------------
                                            WARRANTS -- 0.1%+                         WARRANTS
                       ----------------------------------------------------------------------------------------
                       COMMUNICATIONS & MEDIA -- 0.0%
                       Benedek Communications Corp. 7/01/07*(2)....................        2,000         4,000
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Concentric Network Corp. Delaware 12/15/07*.................          130        16,900
                                                                                                   ------------
                       TELECOMMUNICATIONS -- 0.0%
                       MGC Communications, Inc. 10/01/04*..........................          250        15,750
                                                                                                   ------------
                       TOTAL WARRANTS (cost $22,550)...............................                     36,650
                                                                                                   ------------
                       TOTAL INVESTMENT SECURITIES (cost $30,898,778)..............                 30,630,960
                                                                                                   ------------

                                                           ---------------------

                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.6%                    AMOUNT         VALUE
                       ----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $825,000).................................................  $   825,000   $   825,000
                                                                                                   ------------
                       TOTAL INVESTMENTS --
                         (cost $31,723,778)                                    97.5%                31,455,960
                       Other assets less liabilities --                         2.5                    791,493
                                                                             ------                ------------
                       NET ASSETS --                                          100.0%               $32,247,453
                                                                             ======                ============

              -----------------------------
               +  Non-income producing securities
               *  Resale restricted to qualified institutional buyers
              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (2) Fair valued security; see Note 2
              (3) Issuer of the security has filed for bankruptcy and interest payments are in default
              (4) PIK ("Payment-in-kind") payment made with additional security in lieu of cash
              (5) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants
              (6) Variable rate security; rate as of June 30, 1998
              (7) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                         CONTRACT          IN       DELIVERY  GROSS UNREALIZED
                        TO DELIVER    EXCHANGE FOR    DATE      APPRECIATION
                       -------------------------------------------------------
                       *CAD 125,400   USD 91,034    10/16/98      $ 5,654
                       *CAD 77,000    USD 54,088    10/16/98        1,661
                                                                  -------
                                                                  $ 7,315
                                                                  =======

                                                              GROSS UNREALIZED
                                                                DEPRECIATION
                       -------------------------------------------------------
                       *USD 141,065   CAD 202,400   10/16/98      $(3,257)
                                                                  -------
                                Net Unrealized
                                Appreciation................      $ 4,058
                                                                  =======

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

              CAD -- Canadian Dollar
              USD  -- United States Dollar

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    TARGET '98 PORTFOLIO                   INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                                                                     PRINCIPAL
                                          BONDS & NOTES -- 84.3%                       AMOUNT        VALUE
                       --------------------------------------------------------------------------------------

                       U.S. GOVERNMENT & AGENCIES -- 84.3%
                       Federal Judiciary Office Building zero coupon 1998..........  $  500,000   $  496,875
                       Federal National Mortgage Association zero coupon 1998......     700,000      695,688
                       Government Trust Certificates Series 3D zero coupon 1998....   1,000,000      981,000
                       Government Trust Certificates Series T zero coupon 1998.....   1,600,000    1,569,600
                       Tennessee Valley Authority zero coupon 1998.................     500,000      489,640
                       Treasury Investment Growth Receipts zero coupon 1998........     500,000      490,645
                       United States Treasury Note Strip Prior zero coupon 1998....     200,000      196,106
                                                                                                  -----------
                       TOTAL INVESTMENT SECURITIES (cost $4,880,664)...............                4,919,554
                                                                                                  -----------
                                      REPURCHASE AGREEMENT -- 16.1%
                       --------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $940,000)...........................................     940,000      940,000
                                                                                                  -----------
                       TOTAL INVESTMENTS --
                      (cost $5,820,664)                                      100.4%                5,859,554
                       Liabilities in excess of other
                         assets --                                            (0.4)                  (26,247)
                                                                             ------               -----------
                       NET ASSETS --                                          100.0%              $5,833,307
                                                                             ======               ===========


              -----------------------------

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 99.9%                          SHARES           VALUE
                       ---------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 7.1%
                       Retail -- 7.1%
                       CVS Corp. ..................................................      12,000        $   467,250
                       Gap, Inc. ..................................................      18,000          1,109,250
                       May Department Stores Co. ..................................      12,000            786,000
                       Wal-Mart Stores, Inc. ......................................      18,000          1,093,500
                                                                                                       ------------
                                                                                                         3,456,000
                                                                                                       ------------
                       CONSUMER STAPLES -- 10.9%
                       Food, Beverage & Tobacco -- 6.5%
                       Anheuser-Busch Cos., Inc. ..................................       8,000            377,500
                       Coca-Cola Co. ..............................................       6,100            521,550
                       General Mills, Inc. ........................................       3,200            218,800
                       Heinz (H.J.) Co. ...........................................       4,500            252,563
                       Nabisco Holdings Corp., Class A.............................      13,000            468,813
                       PepsiCo, Inc. ..............................................      13,500            556,031
                       Philip Morris Cos., Inc. ...................................      12,000            472,500
                       Sara Lee Corp. .............................................       5,500            307,656

                       Household Products -- 4.4%
                       Gillette Co. ...............................................      10,000            566,875
                       Kimberly-Clark Corp. .......................................      14,000            642,250
                       Procter & Gamble Co. .......................................      10,000            910,625
                                                                                                       ------------
                                                                                                         5,295,163
                                                                                                       ------------
                       ENERGY -- 8.3%
                       Energy Services -- 1.9%
                       Diamond Offshore Drilling, Inc. ............................       5,400            216,000
                       Schlumberger Ltd. ..........................................      10,000            683,125

                       Energy Sources -- 6.4%
                       Amoco Corp. ................................................      12,000            499,500
                       Chevron Corp. ..............................................      13,500          1,121,344
                       Exxon Corp. ................................................      10,800            770,175
                       Royal Dutch Petroleum Co. ADR...............................      13,000            712,562
                                                                                                       ------------
                                                                                                         4,002,706
                                                                                                       ------------
                       FINANCE -- 19.1%
                       Banks -- 7.1%
                       Citicorp....................................................       5,000            746,250
                       First Union Corp. ..........................................      18,000          1,048,500
                       U.S. Bancorp................................................      16,500            709,500
                       Wachovia Corp. .............................................      11,000            929,500

                       Financial Services -- 4.2%
                       American Express Co. .......................................       8,000            912,000
                       Federal National Mortgage Association.......................      14,000            850,500
                       Merrill Lynch & Co., Inc. ..................................       3,000            276,750

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 7.8%
                       Ace Ltd. ...................................................      16,400        $   639,600
                       Allstate Corp. .............................................       6,500            595,156
                       American International Group, Inc. .........................       6,000            876,000
                       Marsh & McLennan Cos., Inc. ................................      12,000            725,250
                       Travelers Group, Inc. ......................................      15,000            909,375
                                                                                                       ------------
                                                                                                         9,218,381
                                                                                                       ------------
                       HEALTHCARE -- 13.0%
                       Drugs -- 10.6%
                       American Home Products Corp. ...............................      14,000            724,500
                       Bristol-Myers Squibb Co. ...................................       5,000            574,688
                       Johnson & Johnson Co. ......................................      10,000            737,500
                       Merck & Co., Inc. ..........................................       2,600            347,750
                       Pfizer, Inc. ...............................................       9,000            978,187
                       Pharmacia & Upjohn, Inc. ...................................      14,000            645,750
                       Warner-Lambert Co. .........................................       9,600            666,000
                       Zeneca Group PLC ADR........................................      10,000            438,750

                       Health Services -- 0.7%
                       Columbia/HCA Healthcare Corp. ..............................      12,000            349,500

                       Medical Products -- 1.7%
                       Abbott Laboratories, Inc. ..................................      20,000            817,500
                                                                                                       ------------
                                                                                                         6,280,125
                                                                                                       ------------
                       INDUSTRIAL & COMMERCIAL -- 8.2%
                       Aerospace & Military Technology -- 1.6%
                       Boeing Co. .................................................       9,000            401,063
                       Lockheed Martin Corp. ......................................       3,800            402,325

                       Electrical Equipment -- 3.8%
                       General Electric Co. .......................................      20,000          1,820,000

                       Electronics -- 1.4%
                       Intel Corp. ................................................       9,000            667,125

                       Machinery -- 0.6%
                       Deere & Co. ................................................       5,600            296,100

                       Transportation -- 0.8%
                       Union Pacific Corp. ........................................       9,000            397,125
                                                                                                       ------------
                                                                                                         3,983,738
                                                                                                       ------------
                       INFORMATION & ENTERTAINMENT -- 7.7%
                       Broadcasting & Media -- 4.3%
                       Cox Communications, Inc., Class A+..........................       6,000            290,625
                       Disney (Walt) Co. ..........................................       4,000            420,250
                       Gannett Co., Inc. ..........................................      14,300          1,016,194
                       Time Warner, Inc. ..........................................       3,800            324,662

                       Leisure & Tourism -- 3.4%
                       Delta Air Lines, Inc. ......................................       4,000            517,000
                       McDonald's Corp. ...........................................      13,000            897,000
                       Mirage Resorts, Inc.+.......................................      11,000            234,438
                                                                                                       ------------
                                                                                                         3,700,169
                                                                                                       ------------
                       INFORMATION TECHNOLOGY -- 15.8%
                       Communication Equipment -- 2.9%
                       Cisco Systems, Inc.+........................................      10,000            920,625
                       Motorola, Inc. .............................................       9,000            473,062

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 4.6%
                       EMC Corp.+..................................................      14,500        $   649,781
                       International Business Machines Corp. ......................       7,400            849,613
                       Xerox Corp. ................................................       7,000            711,375

                       Electronics -- 0.8%
                       AMP, Inc. ..................................................       6,000            206,250
                       Analog Devices, Inc.+.......................................       6,800            167,025

                       Software -- 7.5%
                       Automatic Data Processing, Inc. ............................      10,000            728,750
                       BMC Software, Inc.+.........................................       7,000            363,562
                       Computer Sciences Corp.+....................................      12,000            768,000
                       First Data Corp. ...........................................       7,000            233,188
                       Microsoft Corp.+............................................      12,000          1,300,500
                       PeopleSoft, Inc.+...........................................       5,200            244,400
                                                                                                       ------------
                                                                                                         7,616,131
                                                                                                       ------------
                       MATERIALS -- 1.3%
                       Chemicals -- 0.9%
                       du Pont (E.I.) de Nemours & Co. ............................       6,000            447,750

                       Forest Products -- 0.4%
                       Crown, Cork & Seal, Inc. ...................................       4,000            190,000
                                                                                                       ------------
                                                                                                           637,750
                                                                                                       ------------
                       UTILITIES -- 8.5%
                       Electric Utilities -- 1.7%
                       Duke Energy Corp. ..........................................      10,000            592,500
                       New England Electric Systems................................       5,500            237,875

                       Gas & Pipeline Utilities -- 1.4%
                       National Fuel Gas Co. ......................................       5,700            248,306
                       Peoples Energy Corp. .......................................      11,000            424,875

                       Telephone -- 5.4%
                       Bell Atlantic Corp. ........................................      11,000            501,875
                       BellSouth Corp. ............................................       8,000            537,000
                       SBC Communications, Inc. ...................................      20,000            800,000
                       WorldCom, Inc.+.............................................      16,000            775,000
                                                                                                       ------------
                                                                                                         4,117,431
                                                                                                       ------------
                       TOTAL INVESTMENT SECURITIES (cost $33,530,095)..............                     48,307,594
                                                                                                       ------------
                       TOTAL INVESTMENTS --
                       (cost $33,530,095)                                     99.9%                     48,307,594
                       Other assets less liabilities --                        0.1                          26,941
                                                                             ------                    ------------
                       NET ASSETS --                                          100.0%                   $48,334,535
                                                                             ======                    ============

              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipts

              See Notes to Financial Statements

---------------------

---------------------


    ANCHOR SERIES TRUST
    FOREIGN SECURITIES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)


                                          COMMON STOCK -- 90.7%                          SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       ARGENTINA -- 0.5%
                       Telefonica de Argentina SA ADR (Utilities)..................        5,000       $  162,187
                                                                                                       -----------
                       AUSTRALIA -- 3.9%
                       AMP Ltd. (Industrial & Commercial)+*........................       23,907          280,481
                       Australia & New Zealand Banking Group Ltd. (Finance)........       41,112          284,296
                       CSR Ltd. (Industrial & Commercial)..........................       46,476          134,441
                       News Corp., Ltd. (Information & Entertainment)..............       56,284          460,487
                       Pasminco Ltd. (Materials)...................................      116,053           88,609
                       Western Mining Corp., Ltd. (Materials)......................       42,480          128,155
                                                                                                       -----------
                                                                                                        1,376,469
                                                                                                       -----------
                       CANADA -- 1.0%
                       Canadian National Railway Co. (Industrial & Commercial).....        2,900          154,062
                       Canadian Pacific Ltd. (Industrial & Commercial).............        6,600          185,682
                                                                                                       -----------
                                                                                                          339,744
                                                                                                       -----------
                       CHILE -- 0.3%
                       Compania de Telecomunicaciones de Chile SA ADR
                         (Utilities)...............................................        4,700           95,469
                                                                                                       -----------
                       DENMARK -- 2.2%
                       Novo Nordisk A/S (Healthcare)...............................        2,640          364,324
                       Unidanmark A/S (Finance)....................................        4,730          425,524
                                                                                                       -----------
                                                                                                          789,848
                                                                                                       -----------
                       FINLAND -- 2.0%
                       Metsa Serla Oy, Class B (Materials).........................       16,710          161,580
                       Nokia AB Oy, Series A (Information Technology)..............        3,650          268,703
                       Nokia Corp., Class A ADR (Information Technology)...........        4,000          290,250
                                                                                                       -----------
                                                                                                          720,533
                                                                                                       -----------
                       FRANCE -- 14.8%
                       Alcatel Alsthom (Information Technology)....................        2,860          582,341
                       Assurances Generales de France (Finance)....................        2,699          152,725
                       AXA-UAP (Finance)...........................................        4,020          452,156
                       Banque Nationale de Paris (Finance).........................        7,291          595,755
                       Carrefour SA (Consumer Discretionary).......................          130           82,249
                       Compagnie de St. Gobain (Materials).........................        1,697          314,659
                       Compagnie Generale des Eaux (Utilities).....................        3,810          813,588
                       Compagnie Generale des Etablissements Michelin, Class B
                         (Consumer Discretionary)..................................        7,690          443,920
                       Rhone-Poulenc SA (Healthcare)...............................        4,735          267,072
                       Societe Generale d'Enterprises SA (Finance).................        2,983          620,214
                       Societe Nationale Elf Aquitaine SA (Energy).................        3,890          546,918
                       Total SA, Class B (Energy)..................................        3,006          390,809
                                                                                                       -----------
                                                                                                        5,262,406
                                                                                                       -----------
                       GERMANY -- 12.1%
                       Adidas-Salomon AG (Consumer Discretionary)..................          790          137,766
                       Bayer AG (Healthcare).......................................       20,360        1,054,437

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       GERMANY(continued)
                       Dresdner Bank AG (Finance)..................................        9,510       $  514,140
                       Hoechst AG (Healthcare).....................................        8,090          407,091
                       Karstadt AG (Consumer Discretionary)........................          870          423,314
                       Manitoba AG (Industrial & Commercial).......................        1,010          394,266
                       Mannesmann AG (Industrial & Commercial).....................        4,700          483,434
                       Metallgesellschaft AG (Industrial & Commercial).............        4,850           99,907
                       SAP AG (Information Technology).............................          220          133,577
                       Siemens AG (Industrial & Commercial)........................        3,810          232,705
                       VEBA AG (Utilities).........................................        5,870          394,979
                                                                                                       -----------
                                                                                                        4,275,616
                                                                                                       -----------
                       HONG KONG -- 0.7%
                       Cheung Kong Holdings Ltd. (Industrial & Commercial).........       37,000          181,944
                       Hong Kong Telecommunications Ltd. (Utilities)...............       39,000           73,238
                                                                                                       -----------
                                                                                                          255,182
                                                                                                       -----------
                       HUNGARY -- 0.0%
                       Matav RT ADR (Utilities)....................................          600           17,663
                                                                                                       -----------
                       INDIA -- 0.1%
                       Ranbaxy Laboratories Ltd. (Healthcare)......................        3,300           52,305
                                                                                                       -----------
                       IRELAND -- 1.7%
                       Allied Irish Banks PLC (Finance)............................       29,852          433,642
                       Jefferson Smurfit Group (Materials).........................       55,078          164,615
                                                                                                       -----------
                                                                                                          598,257
                                                                                                       -----------
                       ITALY -- 1.0%
                       Telecom Italia SpA (Utilities)..............................       46,600          343,189
                                                                                                       -----------
                       JAPAN -- 11.9%
                       Advantest Corp. (Information Technology)....................        2,100          113,300
                       Dai Nippon Printing Co., Ltd. (Information &
                         Entertainment)............................................       10,000          160,194
                       Daiwa Securities Co., Ltd. (Finance)........................       60,000          259,058
                       Eisai Co., Ltd. (Healthcare)................................        9,000          123,020
                       Fuji Machine Manufacturing Co. (Industrial & Commercial)....        8,000          212,917
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....       11,000          384,248
                       Fujisawa Pharmaceutical Co. (Healthcare)....................       11,000          103,262
                       Jusco Co., Ltd. (Consumer Discretionary)....................       15,000          276,090
                       KAO Corp. (Consumer Staples)................................        5,000           77,385
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........        3,000          190,931
                       Matsumotokiyoshi (Consumer Discretionary)...................        6,100          215,289
                       Matsushita Electric Industrial Co., Ltd. (Information
                         Technology)...............................................       16,000          258,046
                       Nippon Telegraph & Telephone Corp. (Utilities)..............           40          332,682
                       Olympus Optical Co. (Healthcare)............................       25,000          218,052
                       Rohm Co., Ltd. (Information Technology).....................        2,000          206,118
                       Sanwa Bank Ltd. (Finance)...................................       21,000          188,479
                       Shohkoh Fund & Co. (Finance)................................          300           73,986
                       Sony Corp. (Information & Entertainment)....................        4,900          423,483
                       Square Co., Ltd. (Information Technology)...................          200            5,352
                       Toshiba Corp. (Information Technology)......................       58,000          237,839
                       Uni Charm Corp. (Consumer Staples)..........................        4,600          170,999
                                                                                                       -----------
                                                                                                        4,230,730
                                                                                                       -----------
                       MEXICO -- 1.7%
                       Coca Cola Femsa SA (Consumer Staples).......................       51,400           88,551
                       Grupo Financiero Banamex-Accival SA de CV., Class B
                         (Finance).................................................       42,900           83,551
                       Grupo Televisa SA de CV, Class A (Information &
                         Entertainment)............................................        7,200          134,617

---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       MEXICO (continued)
                       Kimberly-Clark de Mexico SA de CV, Class A (Consumer
                         Staples)..................................................       43,000       $  151,939
                       Telefonos de Mexico SA ADR (Utilities)......................        3,200          153,800
                                                                                                       -----------
                                                                                                          612,458
                                                                                                       -----------
                       NETHERLANDS -- 7.2%
                       Gucci Group NV-NY Registry Shares (Consumer
                         Discretionary)............................................        2,500          132,500
                       Internationale Nederladen Groep NV (Finance)................        8,709          570,675
                       KPN NV (Utilities)..........................................        5,210          200,685
                       Philips Electronics NV (Information Technology).............        8,700          731,866
                       Royal Dutch Petroleum Co. ADR (Energy)......................        3,400          186,362
                       TNT Post Group NV (Industrial & Commercial)+................        5,210          133,277
                       Unilever NV PLC (Consumer Staples)..........................        7,700          611,379
                                                                                                       -----------
                                                                                                        2,566,744
                                                                                                       -----------
                       NEW ZEALAND -- 0.5%
                       Telecommunications Corp. of New Zealand Ltd. ADR
                         (Utilities)...............................................        3,245          106,273
                       Telecommunications Corp. of New Zealand Ltd. IR
                         (Utilities)...............................................        8,000           17,151
                       Telecommunications Corp. of New Zealand Ltd. (Utilities)....       12,768           52,752
                                                                                                       -----------
                                                                                                          176,176
                                                                                                       -----------
                       NORWAY -- 0.4%
                       Saga Petroleum ASA, Series A (Energy).......................        9,200          141,640
                                                                                                       -----------
                       PHILIPPINES -- 0.1%
                       Ayala Land, Inc. (Real Estate)..............................       84,000           24,173
                                                                                                       -----------
                       PORTUGAL -- 0.1%
                       Manila Electric Co. (Utilities).............................       17,000           44,844
                                                                                                       -----------
                       RUSSIA -- 0.1%
                       Lukoil Holdings ADR (Energy)................................        1,200           39,619
                                                                                                       -----------
                       SINGAPORE -- 0.3%
                       Overseas Union Bank Ltd. alien shares (Finance).............       56,000          122,967
                                                                                                       -----------
                       SOUTH AFRICA -- 0.4%
                       De Beers Centenary AG (Materials)...........................        1,600           28,115
                       Liberty Life Association (Finance)..........................        2,434           47,449
                       South African Breweries (Consumer Staples)..................        2,500           51,433
                                                                                                       -----------
                                                                                                          126,997
                                                                                                       -----------
                       SOUTH KOREA -- 0.3%
                       Pohang Iron & Steel Co., Ltd. ADR (Materials)...............        5,260           63,120
                       SK Telecom Co., Ltd ADR (Utilities).........................        5,770           32,096
                                                                                                       -----------
                                                                                                           95,216
                                                                                                       -----------
                       SPAIN -- 3.0%
                       Banco de Santander SA (Finance).............................        7,000          179,165
                       Banco Popular Espanol SA (Finance)..........................        1,560          133,060
                       Endesa SA (Utilities).......................................       14,100          308,481
                       Telefonica SA ADR (Utilities)...............................        3,154          438,603
                                                                                                       -----------
                                                                                                        1,059,309
                                                                                                       -----------
                       SWEDEN -- 3.7%
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......        4,000          255,266
                       Nordbanken AB (Finance).....................................       53,050          389,095
                       Pharmacia & Upjohn, Inc. (Healthcare).......................        4,060          186,813

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                        SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       ForeningsSparbanken AB, Class A (Finance)...................        2,900       $   87,262
                       Volvo AB, Class B (Consumer Discretionary)..................       12,850          382,632
                                                                                                      ------------
                                                                                                        1,301,068
                                                                                                      ------------
                       SWITZERLAND -- 4.4%
                       Compagnie Financiere Richemont AG (Consumer Staples)........           70           91,758
                       CS Holding AG (Finance).....................................        1,730          385,574
                       Holderbank Financiere Glarus AG (Materials).................          470          599,023
                       Nestle SA (Consumer Staples)................................          219          469,441
                                                                                                      ------------
                                                                                                        1,545,796
                                                                                                      ------------
                       TAIWAN -- 0.2%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)+..............................................        3,600           60,750
                                                                                                      ------------
                       THAILAND -- 0.1%
                       Bangkok Bank PLC alien shares (Finance)*....................       15,000           18,483
                       Thai Farmers Bank alien shares (Finance)....................       10,900            9,622
                                                                                                      ------------
                                                                                                           28,105
                                                                                                      ------------
                       UNITED KINGDOM -- 16.0%
                       B.A.T. Industries PLC (Consumer Staples)....................       28,800          288,524
                       Bass PLC (Consumer Staples).................................       17,825          334,232
                       BOC Group PLC (Materials)...................................        9,028          123,080
                       British Petroleum Co. PLC (Energy)..........................       31,858          464,909
                       British Telecommunications PLC (Information Technology).....       16,700          206,342
                       BTR PLC (Industrial & Commercial)...........................       19,537           55,456
                       Compass Group PLC (Information & Entertainment).............       26,900          309,464
                       Cookson Group PLC (Information Technology)..................        4,907           16,878
                       Diageo PLC (Consumer Staples)...............................       30,836          365,557
                       Granada Group PLC (Information & Entertainment).............        5,600          103,041
                       Great Universal Stores PLC (Consumer Discretionary).........       20,700          273,046
                       HSBC Holdings PLC (Finance).................................       14,600          353,963
                       Lloyds TSB Group Ltd. PLC (Finance).........................       13,500          189,006
                       Marks & Spencer PLC (Consumer Discretionary)................        9,800           89,260
                       Next PLC (Consumer Discretionary)...........................       10,100           86,849
                       PowerGen PLC (Utilities)....................................       20,662          285,655
                       Reckitt & Colman PLC (Consumer Staples).....................       20,700          395,398
                       Royal & Sun Alliance Insurance Group PLC (Finance)..........       18,181          188,060
                       Royal Bank of Scotland Group PLC (Finance)..................       10,200          177,122
                       Siebe PLC (Industrial & Commercial).........................        3,400           67,953
                       Smithkline Beecham PLC (Healthcare).........................       48,270          589,563
                       Standard Chartered PLC (Finance)............................       13,600          154,641
                       WPP Group PLC (Information & Entertainment).................       39,400          258,375
                       Zeneca Group PLC (Healthcare)...............................        7,300          313,496
                                                                                                      ------------
                                                                                                        5,689,870
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $27,602,914).......................                    32,155,330
                                                                                                      ------------


                                         PREFERRED STOCK -- 3.2%                         SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       BRAZIL -- 1.4%
                       Banco Itau SA (Finance).....................................      241,900          138,043
                       Companhia Brasileira de Distribuicao Grupo Pao de Acucar
                         (Consumer Staples)........................................    1,578,900           35,495
                       Companhia Cervejaraia Brahma (Consumer Staples).............      115,700           72,028
                       Companhia Energetica de Minas Gerais ADR (Utilities)........    3,070,441           95,574

---------------------

                                       PREFERRED STOCK (CONTINUED)                       SHARES           VALUE
                       ---------------------------------------------------------------------------------------------
                       BRAZIL (continued)
                       Petroleo Brasileiros SA (Energy)............................      314,200       $   58,409
                       Telecomunicacoes Brasileiras SA (Utilities).................    1,076,100          117,049
                                                                                                       -----------
                                                                                                          516,598
                                                                                                       -----------
                       GERMANY -- 1.8%
                       Henkel KGaA (Consumer Staples)..............................        2,820          279,115
                       Hornbach Holding AG (Consumer Discretionary)................        1,400          128,088
                       ProSieben Media AG (Information & Entertainment)*...........           10              519
                       SAP AG (Information Technology).............................          320          217,361
                                                                                                       -----------
                                                                                                          625,083
                                                                                                       -----------
                       TOTAL PREFERRED STOCK (cost $1,114,357).....................                     1,141,681
                                                                                                       -----------


                                                                                       PRINCIPAL
                       BONDS & NOTES -- 0.0%                                             AMOUNT
                       ---------------------------------------------------------------------------------------------
                       BRAZIL -- 0.0%
                       Compania Vale do Rio Doce zero coupon 1999+(1) (cost $0)....    $   5,500                1
                                                                                                       -----------
                       WARRANTS -- 0.0%+                                                WARRANTS
                       ---------------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Allianz AG 6/15/00 (Finance)* (cost $0).....................          159              924
                                                                                                       -----------
                       RIGHTS -- 0.0%                                                    RIGHTS
                       ---------------------------------------------------------------------------------------------
                       BRAZIL -- 0.0%
                       Telecomunicacoes de Sao Paulo SA 7/02/98 (cost $0)..........       16,515              264
                                                                                                       -----------
                       TOTAL INVESTMENT SECURITIES (cost $28,717,271)..............                    33,298,200
                                                                                                       -----------

                                                                                       PRINCIPAL
                       SHORT-TERM SECURITIES -- 0.1%                                     AMOUNT
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.1%
                       United States Treasury Bills 5.00% due 8/13/98 (cost
                         $49,701)..................................................    $  50,000           49,701
                                                                                                       -----------

                                                           ---------------------

                                                                 PRINCIPAL
                REPURCHASE AGREEMENT -- 6.5%                      AMOUNT           VALUE
---------------------------------------------------------------------------------------------
Joint Repurchase Agreement Account (Note 3)@
  (cost $2,310,000).........................................    $2,310,000      $ 2,310,000
                                                                ----------      -----------
TOTAL INVESTMENTS --
(cost $31,076,972)                                                   100.5%      35,657,901
Liabilities in excess of other assets --                               0.5         (180,233)
                                                                 ---------     --------------
NET ASSETS --                                                        100.0%     $35,477,668
                                                                 =========     ==============

-----------------------------

+ Non-income producing securities
* Resale restricted to qualified institutional buyers
ADR -- American Depository Receipt
IR -- Installment Receipt
(1) Fair valued security; See Note 2
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS

------------------------------------------------------------------


NUMBER OF                                                EXPIRATION    VALUE AT    VALUE AS OF       UNREALIZED
CONTRACTS                  DESCRIPTION                      DATE      TRADE DATE  JUNE 30, 1998     DEPRECIATION
---------------------------------------------------------------------------------------------------------------
3 Short    Topix Index Future -- Tokyo Stock Exchange     March 1998   $255,353     $261,329          $(5,976)
                                                                                                      =======

See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 97.3%                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 8.5%
                       Automotive -- 0.4%
                       Goodyear Tire & Rubber Co...................................       35,500   $  2,287,531

                       Retail -- 8.1%
                       Barnes & Noble, Inc.+.......................................       69,000      2,583,188
                       CVS Corp....................................................      126,002      4,906,203
                       Dayton Hudson Corp..........................................      190,000      9,215,000
                       Ethan Allen Interiors, Inc. ................................       32,000      1,598,000
                       Home Depot, Inc.............................................      129,000     10,715,062
                       Office Max, Inc.+...........................................      150,000      2,475,000
                       Petco Animal Supplies, Inc.+................................      105,000      2,093,438
                       Staples, Inc.+..............................................      103,400      2,992,137
                       Stein Mart, Inc.+...........................................      108,000      1,458,000
                       Wal-Mart Stores, Inc........................................      160,000      9,720,000
                                                                                                   -------------
                                                                                                     50,043,559
                                                                                                   -------------
                       CONSUMER STAPLES -- 7.7%
                       Food, Beverage & Tobacco -- 4.1%
                       Beringer Wine Estates Holdings, Inc., Class B+..............       35,000      1,542,188
                       Coca-Cola Co................................................       41,600      3,556,800
                       General Mills, Inc. ........................................       45,000      3,076,875
                       PepsiCo, Inc................................................      100,000      4,118,750
                       Philip Morris Cos., Inc.....................................      145,000      5,709,375
                       Sara Lee Corp. .............................................      110,600      6,186,687

                       Household Products -- 3.6%
                       Bush Boake Allen, Inc.+.....................................       67,000      1,963,937
                       Estee Lauder Cos., Inc., Class A............................       37,300      2,599,344
                       Gillette Co. ...............................................       64,000      3,628,000
                       Kimberly-Clark Corp. .......................................       91,000      4,174,625
                       Procter & Gamble Co. .......................................       98,000      8,924,125
                                                                                                   -------------
                                                                                                     45,480,706
                                                                                                   -------------
                       ENERGY -- 4.5%
                       Energy Services -- 1.3%
                       Diamond Offshore Drilling, Inc..............................       48,000      1,920,000
                       Schlumberger Ltd. ..........................................       80,000      5,465,000

                       Energy Sources -- 3.2%
                       Barrett Resources Corp.+....................................       19,400        726,288
                       Chevron Corp. ..............................................       75,000      6,229,687
                       Exxon Corp..................................................       77,400      5,519,587
                       Royal Dutch Petroleum Co. ADR...............................      122,700      6,725,494
                                                                                                   -------------
                                                                                                     26,586,056
                                                                                                   -------------

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 19.1%
                       Banks -- 6.6%
                       Associated Banc Corp........................................       68,750   $  2,586,719
                       Citicorp....................................................       49,000      7,313,250
                       First Union Corp............................................      150,000      8,737,500
                       Mercantile Bankshares Corp..................................       73,000      2,541,312
                       NationsBank Corp............................................       73,000      5,584,500
                       State Street Corp...........................................       55,700      3,871,150
                       U.S. Bancorp................................................      130,000      5,590,000
                       Wilmington Trust Corp. .....................................       50,000      3,043,750

                       Financial Services -- 5.5%
                       American Express Co. .......................................       81,000      9,234,000
                       Associates First Capital Corp., Class A.....................       46,000      3,536,250
                       Federal National Mortgage Association.......................      130,000      7,897,500
                       Merrill Lynch & Co., Inc. ..................................       50,000      4,612,500
                       Morgan Stanley, Dean Witter, Discover & Co. ................       81,600      7,456,200

                       Insurance -- 7.0%
                       Ace Ltd. ...................................................      171,000      6,669,000
                       Allstate Corp. .............................................       54,100      4,953,531
                       American International Group, Inc. .........................       68,250      9,964,500
                       Frontier Insurance Group, Inc. .............................      122,100      2,754,881
                       Marsh & McLennan Cos., Inc. ................................       62,250      3,762,235
                       Reinsurance Group America, Inc. ............................       50,150      2,965,119
                       Travelers Group, Inc. ......................................      165,000     10,003,125
                                                                                                   -------------
                                                                                                    113,077,022
                                                                                                   -------------
                       HEALTHCARE -- 12.4%
                       Drugs -- 7.8%
                       American Home Products Corp. ...............................       73,000      3,777,750
                       Covance, Inc.+..............................................      155,000      3,487,500
                       Genzyme Corp.+..............................................      120,000      3,067,500
                       Johnson & Johnson Co. ......................................       46,000      3,392,500
                       Merck & Co., Inc. ..........................................       38,000      5,082,500
                       Pfizer, Inc. ...............................................       90,000      9,781,875
                       Pharmacia & Upjohn, Inc. ...................................      142,000      6,549,750
                       Warner-Lambert Co. .........................................       94,500      6,555,937
                       Zeneca Group PLC ADR........................................      102,000      4,475,250

                       Health Services -- 2.2%
                       Columbia/HCA Healthcare Corp. ..............................      135,900      3,958,087
                       ServiceMaster Co. ..........................................       49,400      1,880,288
                       Shared Medical Systems Corp. ...............................       53,000      3,892,188
                       United Healthcare Corp. ....................................       53,800      3,416,300

                       Medical Products -- 2.4%
                       Abbott Laboratories, Inc. ..................................      180,000      7,357,500
                       Biomet, Inc. ...............................................       55,000      1,818,438
                       Life Technologies, Inc. ....................................       85,000      2,666,875
                       Perkin-Elmer Corp. .........................................       37,900      2,356,906
                                                                                                   -------------
                                                                                                     73,517,144
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.2%
                       Aerospace & Military Technology -- 1.6%
                       Boeing Co. .................................................      100,000      4,456,250
                       General Motors Corp., Class H+..............................       40,000      1,885,000
                       United Technologies Corp. ..................................       35,000      3,237,500

---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services -- 3.5%
                       Barnett, Inc.+ .............................................       60,000   $  1,215,000
                       Dames & Moore, Inc. ........................................      105,000      1,351,875
                       G & K Services, Inc., Class A...............................       92,000      4,013,500
                       Hertz Corp., Class A........................................       40,000      1,772,500
                       Ionics, Inc.+...............................................       65,000      2,396,875
                       Service Corp. International.................................       92,000      3,944,500
                       Tetra Tech, Inc.+...........................................      100,000      2,425,000
                       United States Rentals, Inc.+................................       95,000      3,746,562

                       Electrical Equipment -- 3.0%
                       General Electric Co. .......................................      165,000     15,015,000
                       Littelfuse, Inc.+...........................................      112,000      2,828,000

                       Machinery -- 0.5%
                       Donaldson Co., Inc. ........................................      104,000      2,457,000
                       Paxar Corp.+................................................       38,800        446,200

                       Multi-Industry -- 0.6%
                       Minnesota Mining & Manufacturing Co. .......................       44,000      3,616,250

                       Transportation -- 1.0%
                       Air Express International Corp. ............................       91,500      2,447,625
                       C.H. Robinson Worldwide, Inc. ..............................       55,000      1,368,125
                       Union Pacific Corp. ........................................       43,000      1,897,375
                                                                                                   -------------
                                                                                                     60,520,137
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 8.3%
                       Broadcasting & Media -- 5.0%
                       ADVO, Inc.+.................................................       48,500      1,367,094
                       AirTouch Communications, Inc.+..............................       67,200      3,927,000
                       CBS Corp.+..................................................       80,200      2,546,350
                       Cox Communications, Inc., Class A+..........................      120,000      5,812,500
                       Disney (Walt) Co. ..........................................       40,000      4,202,500
                       Gannett, Inc. ..............................................      110,000      7,816,875
                       Liberty Media Group, Inc., Series A+........................       33,000      1,280,812
                       Time Warner, Inc. ..........................................       28,900      2,469,144

                       Entertainment Products -- 0.4%
                       Speedway Motorsports, Inc.+.................................       90,000      2,300,625

                       Leisure & Tourism -- 2.9%
                       Landry's Seafood Restaurants, Inc.+.........................       67,000      1,212,281
                       McDonald's Corp. ...........................................       98,000      6,762,000
                       Mirage Resorts, Inc.+.......................................      130,000      2,770,625
                       Southwest Airlines Co. .....................................      223,500      6,621,188
                                                                                                   -------------
                                                                                                     49,088,994
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 21.5%
                       Communication Equipment -- 4.0%
                       3Com Corp.+.................................................       43,000      1,319,563
                       CIENA Corp.+................................................       30,000      2,088,750
                       Cisco Systems, Inc.+........................................      135,000     12,428,437
                       Lucent Technologies, Inc. ..................................       70,334      5,850,910
                       Motorola, Inc. .............................................       40,000      2,102,500

                       Computers & Business Equipment -- 3.7%
                       Compaq Computer Corp.+......................................      106,100      3,010,587
                       EMC Corp.+..................................................      140,000      6,273,750
                       Hewlett-Packard Co. ........................................       77,000      4,610,375
                       International Business Machines Corp. ......................       69,100      7,933,544

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                      SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 2.9%
                       Analog Devices, Inc.+.......................................      139,100   $  3,416,644
                       Applied Materials, Inc.+....................................       72,000      2,124,000
                       Dallas Semiconductor Corp. .................................       65,000      2,015,000
                       Intel Corp. ................................................       94,800      7,027,050
                       Texas Instruments, Inc. ....................................       48,900      2,851,481

                       Software -- 10.9%
                       America Online, Inc.+.......................................       34,000      3,604,000
                       American Management Systems, Inc.+..........................       85,000      2,544,688
                       Automatic Data Processing, Inc. ............................      112,000      8,162,000
                       BISYS Group, Inc.+..........................................       69,000      2,829,000
                       Cognos, Inc.+...............................................      135,000      3,596,484
                       Computer Sciences Corp.+....................................       90,000      5,760,000
                       DST Systems, Inc.+..........................................       67,000      3,752,000
                       First Data Corp.............................................      100,000      3,331,250
                       Microsoft Corp.+............................................      129,000     13,980,375
                       PeopleSoft, Inc.+...........................................       92,000      4,324,000
                       Policy Management Systems Corp.+............................      110,000      4,317,500
                       Sterling Software, Inc.+....................................      155,000      4,582,187
                       Synopsys, Inc.+.............................................       55,000      2,516,250
                       Systems & Computer Technology Corp.+........................       40,000      1,080,000
                                                                                                   -------------
                                                                                                    127,432,325
                                                                                                   -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 1.3%
                       du Pont (E.I.) de Nemours & Co..............................       56,100      4,186,463
                       Minerals Technologies, Inc..................................       70,000      3,561,250

                       Paper Products -- 0.3%
                       Bemis Co., Inc..............................................       45,000      1,839,375
                                                                                                   -------------
                                                                                                      9,587,088
                                                                                                   -------------
                       UTILITIES -- 3.5%
                       Gas & Pipeline Utilities -- 0.0%
                       MCN Corp....................................................       15,000        373,125

                       Telephone -- 3.5%
                       Bell Atlantic Corp..........................................      109,000      4,973,125
                       Century Telephone Enterprises, Inc..........................       30,000      1,376,250
                       SBC Communications, Inc.....................................      196,800      7,872,000
                       WorldCom, Inc.+.............................................      130,000      6,296,875
                                                                                                   -------------
                                                                                                     20,891,375
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $353,648,862).............                 576,224,406
                                                                                                   -------------

---------------------


                                                                                      PRINCIPAL
                                       REPURCHASE AGREEMENT -- 2.7%                    AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $16,030,000)........................................  $16,030,000   $ 16,030,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $369,678,862)                             100.0%                     592,254,406
                       Liabilities in excess of other assets --            0.0                         (185,167)
                                                                    ----------                     ------------
                       NET ASSETS --                                     100.0%                    $592,069,239
                                                                    ==========                     ============


              -----------------------------

              + Non-income producing security
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 88.3%                         SHARES          VALUE
                       ------------------------------------------------------------------------------------------

                       CONSUMER DISCRETIONARY -- 9.9%
                       Apparel & Textiles -- 0.3%
                       Tefron Ltd.+................................................       150,000   $  3,300,000

                       Retail -- 9.6%
                       Barnes & Noble, Inc.+.......................................       375,000     14,039,062
                       Bed Bath & Beyond, Inc.+....................................       400,000     20,725,000
                       Consolidated Stores Corp.+..................................       285,000     10,331,250
                       Gadzooks, Inc.+.............................................       145,000      3,996,563
                       Gap, Inc....................................................       425,000     26,190,625
                       Home Depot, Inc.............................................       195,000     16,197,187
                       Hot Topic, Inc.+............................................       130,500      3,099,375
                                                                                                    -------------
                                                                                                      97,879,062
                                                                                                    -------------
                       CONSUMER STAPLES -- 1.8%
                       Food, Beverage & Tobacco -- 1.4%
                       General Cigar Holdings, Inc., Class A+......................       175,000      1,728,125
                       McCormick & Co., Inc........................................       185,000      6,607,969
                       United Natural Foods, Inc.+.................................       191,500      5,457,750

                       Household Products -- 0.4%
                       Revlon, Inc., Class A+......................................        78,000      4,007,250
                                                                                                    -------------
                                                                                                      17,801,094
                                                                                                    -------------
                       ENERGY -- 3.2%
                       Energy Services -- 3.2%
                       ENSCO International, Inc. ..................................       500,000      8,687,500
                       Santa Fe International Corp. ...............................       150,900      4,564,725
                       Transocean Offshore, Inc. ..................................       425,000     18,912,500
                                                                                                    -------------
                                                                                                      32,164,725
                                                                                                    -------------
                       FINANCE -- 8.3%
                       Financial Services -- 4.1%
                       Dain Rauscher Corp. ........................................       115,000      6,296,250
                       Heller Financial, Inc., Class A+............................       150,000      4,500,000
                       Legg Mason, Inc.............................................       186,666     10,744,962
                       McDonald & Co. Investments, Inc. ...........................       115,800      3,799,687
                       Merrill Lynch & Co., Inc. ..................................       110,000     10,147,500
                       Morgan Keegan, Inc. ........................................       225,000      5,821,875

                       Insurance -- 4.2%
                       Ace Co., Ltd. ADR...........................................       750,000     29,250,000
                       Allstate Corp. .............................................        75,000      6,867,187
                       Transatlantic Holdings, Inc. ...............................        67,500      5,218,594
                                                                                                    -------------
                                                                                                      82,646,055
                                                                                                    -------------

---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE -- 11.1%
                       Drugs -- 7.2%
                       Agouron Pharmaceuticals, Inc.+..............................       160,000   $  4,850,000
                       Covance, Inc.+..............................................       210,000      4,725,000
                       Genzyme Corp.+..............................................       475,000     12,142,187
                       Gilead Sciences, Inc.+......................................       145,000      4,649,063
                       Human Genome Sciences, Inc.+................................       100,000      3,568,750
                       Immunex Corp.+..............................................       140,000      9,275,000
                       Pharmacia & Upjohn, Inc.....................................       250,000     11,531,250
                       Warner-Lambert Co...........................................       140,000      9,712,500
                       Zeneca Group PLC ADR........................................       240,000     10,530,000

                       Health Services -- 1.9%
                       Beverly Enterprises, Inc.+..................................        84,100      1,161,631
                       Columbia/HCA Healthcare Corp................................       280,000      8,155,000
                       IDX Systems Corp.+..........................................        90,000      4,145,625
                       Magellan Health Services, Inc.+.............................       188,100      4,773,038
                       Vencor, Inc.................................................        78,100        566,225

                       Medical Products -- 2.0%
                       Biomet, Inc.................................................       125,000      4,132,813
                       Ocular Sciences, Inc.+......................................       137,300      4,462,250
                       Perkin-Elmer Corp...........................................       120,000      7,462,500
                       Respironics, Inc.+..........................................       250,150      3,892,959
                                                                                                    -------------
                                                                                                     109,735,791
                                                                                                    -------------
                       INDUSTRIAL & COMMERCIAL -- 9.2%
                       Aerospace & Military Technology -- 1.5%
                       General Motors Corp., Class H+..............................        75,000      3,534,375
                       Loral Space & Communications Corp.+.........................       240,000      6,780,000
                       Precision Castparts Corp....................................        75,000      4,003,125

                       Business Services -- 4.2%
                       CellStar Corp.+.............................................       228,500      2,956,219
                       Comfort Systems USA, Inc.+..................................       100,000      2,337,500
                       Cotelligent Group, Inc.+....................................       125,000      2,921,875
                       Group Maintenance America Corp.+............................       140,000      2,520,000
                       Iron Mountain, Inc.+........................................       115,000      5,146,250
                       Republic Industries, Inc.+..................................       220,700      5,517,500
                       Select Appointments Holdings PLC ADR........................       300,000      8,850,000
                       Service Experts, Inc.+......................................       130,000      4,485,000
                       SPR, Inc.+..................................................       115,200      3,585,600
                       West TeleServices Corp.+....................................       260,000      3,152,500

                       Electrical Equipment -- 2.4%
                       General Cable Corp.+........................................       415,000     11,983,125
                       Honeywell, Inc..............................................       140,000     11,698,750

                       Machinery -- 0.2%
                       Elsag Bailey Process Automation NV+.........................       100,000      2,406,250

                       Transportation -- 0.9%
                       Werner Enterprises, Inc.....................................       475,000      9,054,687
                                                                                                    -------------
                                                                                                      90,932,756
                                                                                                    -------------
                       INFORMATION & ENTERTAINMENT -- 16.4%
                       Broadcasting & Media -- 15.3%
                       American Tower Systems Corp., Class A+......................       150,000      3,740,625
                       CanWest Global Communications Corp..........................       197,200      3,167,525
                       Capstar Broadcasting Corp., Class A+........................       168,100      4,223,512
                       Central European Media Enterprises Ltd., Class A+...........       140,000      3,027,500
                       Chancellor Media Corp.+.....................................        70,000      3,475,938

                                                           ---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Clear Channel Communications, Inc.+.........................       109,210   $ 11,917,541
                       EchoStar Communications Corp., Class A+.....................       162,400      3,907,750
                       Getty Images, Inc.+.........................................       220,000      4,895,000
                       Jacor Communications, Inc.+.................................       225,000     13,275,000
                       Lamar Advertising Co., Class A+.............................       325,000     11,659,375
                       LodgeNet Entertainment Corp.+...............................       181,100      1,833,638
                       Metro Networks, Inc.+.......................................       120,000      5,175,000
                       NTL, Inc.+..................................................        96,200      5,146,700
                       Outdoor Systems, Inc.+......................................       647,830     18,139,240
                       Scripps (E.W.) Co., Class A.................................        70,000      3,836,875
                       SFX Entertainment, Inc., Class A+...........................       110,000      5,046,250
                       Tele-Communications Liberty Media Group, Class A+...........     1,000,000     38,812,500
                       TMP Worldwide, Inc.+........................................       100,000      3,487,500
                       Young Broadcasting, Inc., Class A+..........................       100,000      6,500,000

                       Leisure & Tourism -- 1.1%
                       American Skiing Co.+........................................       200,200      2,602,600
                       Papa John's International, Inc.+............................       160,000      6,310,000
                       Virgin Express Holdings PLC ADR+............................       175,000      2,264,062
                                                                                                    -------------
                                                                                                     162,444,131
                                                                                                    -------------
                       INFORMATION TECHNOLOGY -- 24.5%
                       Communication Equipment -- 2.2%
                       3Com Corp.+.................................................       175,000      5,370,312
                       Alcatel Alsthom ADR.........................................       200,000      8,137,500
                       APT Satellite Holdings Ltd. ADR+............................        35,300        311,081
                       Gilat Satellite Networks Ltd.+..............................       125,000      4,179,688
                       NICE Systems Ltd. ADR+......................................       100,000      3,750,000

                       Computers & Business Equipment -- 3.2%
                       EMC Corp.+..................................................       650,000     29,128,125
                       Splash Technology Holdings, Inc.+...........................       140,000      2,406,250

                       Electronics -- 4.7%
                       Aavid Thermal Technologies, Inc.+...........................       130,000      3,802,500
                       Analog Devices, Inc.+.......................................       350,000      8,596,875
                       Flextronics International Ltd.+.............................       125,000      5,437,500
                       Galileo Technology Ltd.+....................................       125,000      1,687,500
                       Philips Electronics NV-NY Shares ADR........................       250,000     21,250,000
                       Xilinx, Inc.+...............................................       175,000      5,950,000

                       Software -- 14.1%
                       BA Merchants Services, Inc., Class A+.......................       150,000      3,028,125
                       BISYS Group, Inc.+..........................................       360,000     14,760,000
                       BMC Software, Inc...........................................       340,000     17,658,750
                       Ceridian Corp.+.............................................       165,000      9,693,750
                       Computer Sciences Corp.+....................................       380,000     24,320,000
                       Electronic Arts, Inc.+......................................       275,000     14,850,000
                       First Data Corp.............................................       315,000     10,493,438
                       Omtool Ltd.+................................................       180,000      1,372,500
                       Parametric Technology Corp.+................................       350,000      9,493,750
                       PeopleSoft, Inc.+...........................................       180,000      8,460,000
                       Policy Management Systems Corp.+............................       150,000      5,887,500
                       Sterling Software, Inc.+....................................       680,000     20,102,500

                       Telecommunications -- 0.3%
                       Allegiance Telecommunications, Inc.+........................       198,200      2,973,000
                                                                                                    -------------
                                                                                                     243,100,644
                                                                                                    -------------

---------------------

                                         COMMON STOCK (CONTINUED)                       SHARES          VALUE
                       ------------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.8%
                       Security Capital Group, Inc., Class B+......................       315,000   $  8,386,875
                                                                                                    -------------
                       UTILITIES -- 3.1%
                       Telephone -- 3.1%
                       Hyperion Telecommunications, Inc., Class A..................       124,300      1,949,956
                       ICG Communications, Inc.+...................................       120,000      4,387,500
                       Intermedia Communications, Inc.+............................       339,400     14,233,588
                       WorldCom, Inc.+.............................................       200,000      9,687,500
                                                                                                    -------------
                                                                                                      30,258,544
                                                                                                    -------------
                       TOTAL COMMON STOCK (cost $608,330,386)......................                  875,349,677
                                                                                                    -------------
                                         PREFERRED STOCK -- 0.9%
                       ------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.9%
                       Broadcasting & Media -- 0.9%
                       News Corp., Ltd. ADR (cost $4,691,342)......................       300,000      8,475,000
                                                                                                    -------------
                       TOTAL INVESTMENT SECURITIES (cost $613,021,728).............                  883,824,677
                                                                                                    -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 10.7%                                    AMOUNT
                       ------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3)
                         (cost $105,880,000).......................................  $105,880,000    105,880,000
                                                                                                    -------------
                       TOTAL INVESTMENTS --
                         (cost $718,901,728)                                   99.9%                 989,704,677
                       Other assets less liabilities --                         0.1                    1,287,929
                                                                             ======                 -------------
                       NET ASSETS --                                          100.0%                $990,992,606
                                                                             ======                 =============

              -----------------------------

              + Non-income producing securities
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                                          COMMON STOCK -- 92.5%                        SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 40.3%
                       Energy Services -- 8.0%
                       Baker Hughes, Inc. .........................................      36,000   $ 1,244,250
                       Cooper Cameron Corp.+.......................................      24,700     1,259,700
                       J. Ray McDermott SA+........................................       5,500       228,250
                       R & B Falcon Corp.+.........................................      48,000     1,086,000

                       Energy Sources -- 32.3%
                       Alberta Energy Co., Ltd. ...................................      40,000       937,787
                       Anadarko Petroleum Corp. ...................................      10,000       671,875
                       Apex Silver Mines Ltd.+.....................................      17,500       169,531
                       Barrett Resources Corp.+....................................      25,000       935,937
                       Chevron Corp. ..............................................      20,000     1,661,250
                       Enron Oil & Gas Co. ........................................      44,350       898,088
                       Norsk Hydro ASA ADR.........................................      30,000     1,323,750
                       PanCanadian Petroleum Ltd. .................................      60,000       892,936
                       Poco Petroleum Ltd.+........................................      60,000       589,175
                       Pogo Producing Co. .........................................      32,000       804,000
                       Talisman Energy, Inc.+......................................      27,000       786,375
                       Total SA ADR................................................      23,193     1,516,242
                       Ultramar Diamond Shamrock Corp. ............................      20,200       637,563
                       Unocal Corp. ...............................................      14,020       501,215
                       USX-Marathon Group, Inc. ...................................      42,800     1,468,575
                       Vastar Resources, Inc. .....................................      12,000       524,250
                       YPF Sociedad Anonima ADR....................................      38,000     1,142,375
                                                                                                  ------------
                                                                                                   19,279,124
                                                                                                  ------------
                       MATERIALS -- 41.8%
                       Metals & Minerals -- 36.3%
                       Alumax, Inc. ...............................................       8,785       407,404
                       Aluminum Co. of America.....................................      12,600       830,813
                       Ashanti Goldfields Co., Ltd. GDR............................     142,083     1,154,424
                       Barrick Gold Corp. .........................................      80,000     1,535,000
                       Billiton PLC*...............................................     406,400       824,458
                       Carbide/Graphite Group, Inc.+...............................      42,100     1,170,906
                       Companhia Vale do Rio Doce ADR..............................      51,000     1,036,448
                       Cyprus Amax Minerals Co. ...................................      60,000       795,000
                       DeBeers Consolidated Mines Ltd. ADR.........................      35,000       612,500
                       EASCO, Inc. ................................................      44,000       442,750
                       Freeport-McMoRan Copper & Gold, Inc., Class A...............      72,900     1,038,825
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      40,000       607,500
                       Newcrest Mining Ltd. .......................................     225,953       277,715
                       Newmont Gold Co. ...........................................      22,600       557,938
                       Newmont Mining Corp. .......................................      48,150     1,137,544
                       Normandy Mining Ltd. .......................................   1,561,155     1,279,194
                       Phelps Dodge Corp. .........................................      21,500     1,229,531
                       Rio Tinto PLC+..............................................      30,083       339,050
                       Stillwater Mining Co.+......................................      36,750       996,844
                       Titanium Metals Corp. ......................................      49,300     1,087,681

---------------------

                                               COMMON STOCK                            SHARES        VALUE
                       ---------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Paper Products -- 5.5%
                       Weyerhaeuser Co. ...........................................      30,000   $ 1,385,625
                       Willamette Industries, Inc. ................................      40,000     1,280,000
                                                                                                  ------------
                                                                                                   20,027,150
                                                                                                  ------------
                       REAL ESTATE -- 10.4%
                       Real Estate Investment Trusts -- 10.4%
                       CarrAmerica Realty Corp. ...................................      35,300     1,001,638
                       Security Capital Pacific Trust..............................      45,500     1,023,750
                       Spieker Properties, Inc. ...................................      25,500       988,125
                       Starwood Lodging Trust......................................      21,200     1,024,225
                       Urban Shopping Centers, Inc. ...............................      29,400       926,100
                                                                                                  ------------
                                                                                                    4,963,838
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $46,736,235).......................                44,270,112
                                                                                                  ------------

                       WARRANTS -- 0.0%+                                              WARRANTS
                       ---------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.0%
                       Real Estate Investment Trusts -- 0.0%
                       Security Capital Group, Inc., Class B 9/18/98 (cost
                         $18,682)..................................................       2,105           723
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $46,754,917)..............                44,270,835
                                                                                                  ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 6.4%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3) (cost
                         $3,060,000)...............................................  $3,060,000     3,060,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $49,814,917)                             98.9%                      47,330,835
                       Other assets less liabilities --                  1.1                          513,704
                                                                       ------                     ------------
                       NET ASSETS --                                   100.0%                     $47,844,539
                                                                       ======                     ============

              -----------------------------

              + Non-income producing securities
              * Resale restricted to qualified institutional buyers ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                       COMMON STOCK -- 61.4%                                           SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY -- 61.4%
                       Banks -- 5.0%
                       BankAmerica Corp. ..........................................       17,000   $  1,469,437
                       Citicorp....................................................       14,000      2,089,500
                       First Union Corp. ..........................................       34,400      2,003,800
                       U.S. Bancorp................................................       42,000      1,806,000

                       Broadcasting & Media -- 3.7%
                       AirTouch Communications, Inc.+..............................       10,000        584,375
                       America Online, Inc.+.......................................       10,200      1,081,200
                       CBS Corp.+..................................................       11,000        349,250
                       Disney (Walt) Co. ..........................................       13,500      1,418,344
                       Gannett, Inc. ..............................................       30,000      2,131,875

                       Business Services -- 0.6%
                       Hertz Corp., Class A........................................       20,000        886,250

                       Communication Equipment -- 2.1%
                       Cisco Systems, Inc.+........................................       18,000      1,657,125
                       Lucent Technologies, Inc. ..................................       17,630      1,466,596

                       Computers & Business Equipment -- 3.5%
                       Compaq Computer Corp. ......................................       13,600        385,900
                       EMC Corp.+..................................................       32,900      1,474,331
                       International Business Machines Corp. ......................       14,500      1,664,781
                       Xerox Corp. ................................................       16,000      1,626,000

                       Drugs -- 5.8%
                       American Home Products Corp. ...............................       37,500      1,940,625
                       Johnson & Johnson Co. ......................................       23,400      1,725,750
                       Merck & Co., Inc. ..........................................       13,000      1,738,750
                       Pfizer, Inc. ...............................................       17,200      1,869,425
                       Warner-Lambert Co. .........................................       19,500      1,352,812

                       Electric Utilities -- 0.6%
                       Duke Energy Corp. ..........................................       14,900        882,825

                       Electrical Equipment -- 2.5%
                       General Electric Co. .......................................       40,000      3,640,000

                       Electronics -- 1.8%
                       Analog Devices, Inc.+.......................................       36,200        889,163
                       Applied Materials, Inc.+....................................       23,000        678,500
                       Intel Corp. ................................................       16,000      1,186,000

                       Energy Services -- 0.9%
                       Schlumberger Ltd. ..........................................       20,600      1,407,238

                       Energy Sources -- 2.0%
                       Chevron Corp. ..............................................       15,000      1,245,938
                       Exxon Corp. ................................................       23,400      1,668,712

---------------------

                       COMMON STOCK (CONTINUED)                                        SHARES          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Financial Services -- 4.0%
                       American Express Co. .......................................       18,000   $  2,052,000
                       Associates First Capital Corp., Class A.....................        5,000        384,375
                       Federal National Mortgage Association.......................       27,000      1,640,250
                       Merrill Lynch & Co., Inc. ..................................       20,000      1,845,000

                       Food, Beverage & Tobacco -- 2.5%
                       Coca-Cola Co. ..............................................       15,000      1,282,500
                       Nabisco Holdings Corp., Class A.............................       26,000        937,625
                       PepsiCo, Inc. ..............................................       37,800      1,556,887

                       Health Services -- 1.1%
                       Columbia/HCA Healthcare Corp. ..............................       35,000      1,019,375
                       Service Corp. International.................................       15,000        643,125

                       Household Products -- 3.6%
                       Estee Lauder Cos., Inc., Class A............................       14,000        975,625
                       Gillette Co. ...............................................       24,000      1,360,500
                       Kimberly-Clark Corp. .......................................       30,000      1,376,250
                       Procter & Gamble Co. .......................................       18,000      1,639,125

                       Insurance -- 3.8%
                       American International Group, Inc. .........................       13,100      1,912,600
                       Marsh & McLennan Cos., Inc. ................................       33,000      1,994,438
                       Travelers Group, Inc. ......................................       30,000      1,818,750

                       Leisure & Tourism -- 2.1%
                       McDonald's Corp. ...........................................       28,200      1,945,800
                       Mirage Resorts, Inc.+.......................................       31,600        673,475
                       Southwest Airlines Co. .....................................       14,000        414,750

                       Medical Products -- 1.8%
                       Abbott Laboratories, Inc. ..................................       45,500      1,859,813
                       Perkin-Elmer Corp. .........................................       14,000        870,625

                       Retail -- 5.2%
                       CVS Corp. ..................................................       42,000      1,635,375
                       Gap, Inc. ..................................................       30,900      1,904,212
                       Home Depot, Inc. ...........................................       20,700      1,719,394
                       Wal-Mart Stores, Inc. ......................................       41,800      2,539,350

                       Software -- 4.9%
                       Automatic Data Processing, Inc. ............................       18,600      1,355,475
                       Computer Sciences Corp.+....................................       20,000      1,280,000
                       First Data Corp. ...........................................       33,200      1,105,975
                       Microsoft Corp.+............................................       24,000      2,601,000
                       PeopleSoft, Inc.+...........................................       20,000        940,000

                       Telephone -- 2.7%
                       Bell Atlantic Corp. ........................................        9,000        410,625
                       SBC Communications, Inc. ...................................       50,000      2,000,000
                       WorldCom, Inc.+.............................................       35,000      1,695,312

                       Transportation -- 1.2%
                       Federal Express Corp. ......................................    1,000,000      1,000,000
                       Union Pacific Corp. ........................................       19,000        838,375
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $54,247,222).......................                  91,548,483
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 32.3%                                          AMOUNT          VALUE
                       -----------------------------------------------------------------------------------------
                       CORE BOND -- 32.3%
                       ASSET-BACKED SECURITIES -- 2.1%
                       Aesop Funding II LLC 6.22% 2001*............................  $ 1,000,000   $  1,005,000
                       Chase Manhattan Auto Owner Trust 5.70% 2001.................      700,000        698,782
                       Honda Auto Receivables Trust 5.95% 2003.....................      712,403        712,944
                       IBM Credit Receivables Lease Asset Master Trust 4.55%
                         2000......................................................       46,577         46,388
                       Nissan Auto Receivables Grantor 6.15% 2003..................      702,807        704,782

                       ENERGY -- 0.9%
                       Husky Oil Ltd. 7.13% 2006...................................    1,000,000      1,033,570
                       Mobil Oil Corp. 9.17% 2000..................................      319,875        329,004

                       FINANCE -- 5.1%
                       Bankers Trust New York Corp. 8.25% 2005.....................    1,000,000      1,105,628
                       First Financial Caribbean Corp. 7.84% 2006..................    1,000,000      1,055,430
                       Fleet Mortgage Group, Inc. 6.50% 2000.......................    1,000,000      1,011,050
                       General Electric Capital Corp. 6.50% 2006...................    1,000,000      1,032,400
                       General Motors Acceptance Corp. 5.63% 2001..................    1,000,000        992,820
                       Lumbermans Mutual Casualty Co. 9.15% 2026*..................    1,000,000      1,204,850
                       Security Benefit Life Co. 8.75% 2016*.......................    1,000,000      1,146,040

                       INDUSTRIAL & COMMERCIAL -- 2.8%
                       BancTec, Inc. 7.50% 2008+*..................................    1,000,000      1,004,110
                       Clear Channel Communications, Inc. 7.25% 2027...............    1,000,000      1,030,310
                       Cummins Engine Co., Inc. 6.25% 2003.........................    1,000,000        999,790
                       Northrop Grumman Corp. 8.63% 2004...........................    1,000,000      1,117,380

                       MORTGAGE-RELATED SECURITIES -- 2.3%
                       Asset Securitization Corp. 7.49% 2027.......................    1,000,000      1,066,870
                       CS First Boston Mortgage Securities Corp. 6.40% 2035........      405,492        410,687
                       CS First Boston Mortgage Securities Corp. 7.24% 2029........    1,000,000      1,062,970
                       Morgan Stanley Capital I, Inc. 6.25% 2007...................      830,990        840,405

                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.4%
                       Quebec Province Canada 8.80% 2003...........................    1,000,000      1,104,380
                       Republic of Lithuania 7.13% 2002*(1)........................    1,000,000        967,500

                       U.S. GOVERNMENT & AGENCIES -- 16.2%
                       Federal Home Loan Mortgage Corp. 6.50% 2010 - 2025..........    5,144,449      5,183,972
                       Federal Home Loan Mortgage Corp. 8.50% 2001.................      635,530        637,053
                       Federal Home Loan Mortgage Corporation 6.50% 2028...........    3,230,152      3,221,043
                       Government National Mortgage Association 6.50% 2023.........    3,825,059      3,816,682
                       United States Treasury Notes 5.63% 2002.....................    5,000,000      5,021,850
                       United States Treasury Notes 6.13% 2007.....................    3,000,000      3,121,410
                       United States Treasury Notes 6.50% 2005.....................    3,000,000      3,166,410

                       UTILITIES -- 1.5%
                       Niagara Mohawk Power Corp. 5.88% 2002.......................    1,250,000      1,219,862
                       United States West Capital Funding, Inc. 6.38% 2008.........    1,000,000        994,180
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $47,125,884)......................                  48,065,552
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $101,373,105).............                 139,614,035
                                                                                                   -------------
                                      SHORT-TERM SECURITIES -- 0.5%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT -- 0.5%
                       United States Treasury Bills 5.10% due 9/3/98
                         (cost $768,152)...........................................      775,000        768,276
                                                                                                   -------------

---------------------

                                                                             PRINCIPAL
              REPURCHASE AGREEMENT -- 6.9%                                    AMOUNT          VALUE
              -----------------------------------------------------------------------------------------
              Joint Repurchase Agreement Account (Note 3)@
                (cost $10,210,000)........................................  $10,210,000   $ 10,210,000
                                                                                          -------------
              TOTAL INVESTMENTS --
                (cost $112,351,257)                               101.1%                   150,592,311
              Liabilities in excess of other assets --             (1.1)                    (1,657,269)
                                                                  ------                  -------------
              NET ASSETS --                                       100.0%                  $148,935,042
                                                                  ======                  =============

              -----------------------------

              +   Non-income producing securities
              *   Resale restricted to qualified institutional buyers
              (1) Fair valued security; see Note 2
              @   The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS

              ------------------------------------------------------------------

              NUMBER OF                                   EXPIRATION     VALUE AT    VALUE AS OF     UNREALIZED
              CONTRACTS           DESCRIPTION                DATE       TRADE DATE  JUNE 30, 1998   APPRECIATION
              --------------------------------------------------------------------------------------------------
              50 Long            U.S. Long Bond         September 1998  $6,071,210   $6,179,690       $108,480
                                                                                                      ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 1998
                                                                     (UNAUDITED)

                       COMMON STOCK -- 61.7%                                                  SHARES       VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 15.7%
                       Broadcasting & Media -- 3.6%
                       American Tower Systems Corp., Class A+......................            8,000   $   199,500
                       Chancellor Media Corp.+.....................................            1,000        49,656
                       Clear Channel Communications, Inc.+.........................            2,010       219,341
                       EchoStar Communications Corp., Class A+.....................            3,900        93,844
                       Getty Images, Inc.+.........................................            7,500       166,875
                       Jacor Communications, Inc.+.................................            2,500       147,500
                       Lamar Advertising Co.+......................................            4,750       170,406
                       Liberty Media Group, Inc., Series A+........................            8,000       310,500
                       Outdoor Systems, Inc.+......................................            9,500       266,000
                       Scripps (E.W) Co., Class A..................................            1,000        54,813
                       SFX Entertainment, Inc., Class A+...........................            4,000       183,500
                       TMP Worldwide, Inc.+........................................            2,500        87,187

                       Business Services -- 1.4%
                       Comfort Systems USA, Inc.+..................................            3,000        70,125
                       Cotelligent Group, Inc.+....................................            6,000       140,250
                       Iron Mountain, Inc.+........................................              900        40,275
                       Republic Industries, Inc.+..................................            2,500        62,500
                       Select Appointments Holdings PLC ADR........................            8,000       236,000
                       Service Experts, Inc.+......................................            4,000       138,000
                       SPR, Inc.+..................................................            2,800        87,150

                       Communication Equipment -- 0.2%
                       Gilat Satellite Networks Ltd.+..............................            3,000       100,313

                       Computers & Business Equipment -- 0.4%
                       EMC Corp.+..................................................            3,500       156,844
                       Splash Technology Holdings, Inc.+...........................            5,000        85,937

                       Drugs -- 1.5%
                       Agouron Pharmaceuticals, Inc.+..............................            4,000       121,250
                       Genzyme Corp.+..............................................            8,500       217,281
                       Gilead Sciences, Inc.+......................................            2,300        80,156
                       Human Genome Sciences, Inc.+................................            2,000        71,375
                       Pharmacia & Upjohn, Inc.....................................            3,000       138,375
                       Zeneca Group PLC ADR........................................            3,500       153,563

                       Electrical Equipment -- 0.2%
                       General Cable Corp.+........................................            4,250       122,719

                       Electronics -- 0.9%
                       Aavid Thermal Technologies, Inc.+...........................            5,000       146,250
                       Flextronics International Ltd.+.............................            3,500       152,250
                       Philips Electronics NV-NY Shares ADR........................            2,000       170,000

                       Energy Services -- 0.6%
                       ENSCO International, Inc....................................            6,000       104,250
                       Santa Fe International Corp.................................            2,000        60,500
                       Transocean Offshore, Inc....................................            3,000       133,500

---------------------

                       COMMON STOCK (CONTINUED)                                              SHARES        VALUE
                       --------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Financial Services -- 0.5%
                       Dain Rauscher Corp..........................................            2,000   $   109,500
                       Legg Mason, Inc.............................................            1,933       111,268
                       Morgan Keegan, Inc..........................................            2,400        62,100

                       Food, Beverage & Tobacco -- 0.3%
                       McCormick & Co., Inc........................................            4,000       142,875

                       Insurance -- 0.7%
                       Ace Co., Ltd. ADR...........................................            9,500       370,500

                       Leisure & Tourism -- 0.3%
                       Papa John's International, Inc.+............................            3,000       118,312
                       Virgin Express Holdings PLC ADR+............................            4,500        58,219

                       Medical Products -- 0.1%
                       Ocular Sciences, Inc.+......................................            2,500        81,250

                       Real Estate Companies -- 0.3%
                       Security Capital Group, Inc., Class B+......................            5,500       146,438

                       Retail -- 1.6%
                       Bed Bath & Beyond, Inc.+....................................            6,000       310,875
                       Consolidated Stores Corp.+..................................            4,000       145,000
                       Gap, Inc....................................................            4,000       246,500
                       Hot Topic, Inc.+............................................            4,500       106,875
                       K & G Mens Center, Inc......................................            3,100        70,137

                       Software -- 2.6%
                       BISYS Group, Inc.+..........................................            5,000       205,000
                       BMC Software, Inc.+.........................................            6,000       311,625
                       Computer Sciences Corp.+....................................            2,000       128,000
                       Electronic Arts, Inc.+......................................            3,000       162,000
                       Mobius Management Systems, Inc.+............................            2,700        40,500
                       Omtool Ltd.+................................................           15,000       114,375
                       Parametric Technology Corp.+................................            3,000        81,375
                       PeopleSoft, Inc.+...........................................            2,000        94,000
                       Policy Management Systems Corp.+............................            3,000       117,750
                       Sterling Software, Inc.+....................................            5,500       162,594

                       Telephone -- 0.2%
                       Intermedia Communications, Inc.+............................            2,000        83,875

                       Transportation -- 0.3%
                       Werner Enterprises, Inc.....................................            7,500       142,969
                                                                                                       ------------
                                                                                                         8,461,897
                                                                                                       ------------
                       CORE EQUITY -- 14.2%
                       Aerospace & Military Technology -- 0.7%
                       United Technologies Corp....................................            3,800       351,500

                       Banks -- 1.2%
                       Chase Manhattan Corp........................................            5,800       437,900
                       Citicorp....................................................            1,500       223,875

                       Broadcasting & Media -- 0.6%
                       Gannett, Inc................................................            4,250       302,016

                       Computers & Business Equipment -- 0.5%
                       Hewlett-Packard Co..........................................            4,000       239,500

                       Drugs -- 0.5%
                       Pfizer, Inc.................................................            2,500       271,719
                       Ranbaxy Laboratories Ltd. GDR...............................            1,300        20,605

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                              SHARES        VALUE
                       --------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electronics -- 0.1%
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR+...........            3,300   $    55,687

                       Financial Services -- 1.0%
                       Federal National Mortgage Association.......................            4,800       291,600
                       Merrill Lynch & Co., Inc. ..................................            2,800       258,300

                       Food, Beverage & Tobacco -- 0.7%
                       Heinz (H.J.) Co. ...........................................            6,400       359,200

                       Health Services -- 0.3%
                       Columbia/HCA Healthcare Corp. ..............................            5,800       168,925

                       Household Products -- 0.4%
                       Procter & Gamble Co. .......................................            2,400       218,550

                       Insurance -- 1.2%
                       Marsh & McLennan Cos., Inc. ................................            5,250       317,297
                       Travelers Group, Inc. ......................................            5,000       303,125

                       Leisure & Tourism -- 0.7%
                       AMR Corp.+..................................................            4,800       399,600

                       Machinery -- 0.5%
                       Deere & Co. ................................................            5,000       264,375

                       Medical Products -- 0.5%
                       Abbott Laboratories, Inc. ..................................            7,000       286,125

                       Metals & Minerals -- 0.1%
                       Pohang Iron & Steel Co., Ltd. ADR...........................            4,000        48,000

                       Real Estate Investment Trusts -- 0.2%
                       Starwood Lodging Trust......................................            2,000        96,625

                       Retail -- 1.7%
                       CVS Corp. ..................................................            1,800        70,087
                       Dollar General Corp. .......................................            1,400        55,388
                       Gap, Inc. ..................................................            3,000       184,875
                       Home Depot, Inc. ...........................................            3,300       274,106
                       Wal-Mart Stores, Inc. ......................................            5,800       352,350

                       Software -- 1.4%
                       Computer Sciences Corp.+....................................            5,000       320,000
                       Microsoft Corp.+............................................            4,000       433,500

                       Telephone -- 1.9%
                       Ameritech Corp. ............................................            8,100       363,488
                       BellSouth Corp. ............................................            4,800       322,200
                       SBC Communications, Inc. ...................................            8,900       356,000
                                                                                                       ------------
                                                                                                         7,646,518
                                                                                                       ------------
                       GLOBAL CORE EQUITY -- 31.8%
                       ARGENTINA -- 0.2%
                       Telefonica de Argentina SA ADR (Utilities)..................            3,600       116,775
                       AUSTRALIA -- 1.5%
                       Australia & New Zealand Banking Group Ltd. (Finance)........           38,000       262,776
                       CSR Ltd. (Industrial & Commercial)..........................           35,000       101,244
                       News Corp., Ltd. (Information & Entertainment)..............           41,467       339,262
                       Pasminco Ltd. (Materials)...................................           88,000        67,190
                       Western Mining Corp., Ltd. (Materials)+.....................           20,204        60,952

---------------------

                       COMMON STOCK (CONTINUED)                                              SHARES        VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)

                       BRAZIL -- 0.4%

                       Petroleo Brasileiros SA (Energy)............................          314,000   $    58,372
                       Telecomunicacoes Brasileiras SA (Utilities).................        1,664,400       181,040

                       CHILE -- 0.2%
                       Compania de Telecomunicaciones de Chile SA ADR
                         (Utilities)...............................................            4,700        95,469

                       DENMARK -- 1.2%
                       Novo Nordisk AS (Healthcare)................................            2,250       310,503
                       Unidanmark AS (Finance).....................................            3,950       355,353

                       FINLAND -- 0.9%
                       Metsa-Serla Oy, Class B (Materials).........................           27,500       265,916
                       Nokia AB Oy, Series A (Information Technology)..............            1,950       143,554
                       Nokia Corp., Class A ADR (Information Technology)...........              800        58,050

                       FRANCE -- 4.6%
                       Alcatel Alsthom Compagnie (Information Technology)..........            1,420       289,134
                       AXA-UAP (Finance)...........................................            2,590       291,314
                       Banque Nationale de Paris (Finance).........................            6,019       491,818
                       Compagnie de St. Gobain (Materials).........................            1,281       237,524
                       Compagnie Generale des Eaux (Utilities).....................            1,580       337,394
                       Societe Generale d'Enterprises SA (Finance).................            2,050       426,229
                       Total SA, Class B (Energy)..................................            3,052       396,790

                       GERMANY -- 3.1%
                       Bayer AG (Healthcare)@......................................           12,410       642,709
                       Dresdner Bank AG (Finance)@.................................            9,540       515,762
                       Manitoba AG (Industrial & Commercial).......................              500       195,181
                       Mannesmann AG (Industrial & Commercial).....................            3,320       341,490

                       HONG KONG -- 0.2%
                       Cheung Kong Holdings Ltd. (Industrial & Commercial).........           17,000        83,596

                       IRELAND -- 0.6%
                       Allied Irish Banks PLC (Finance)............................           21,486       312,114

                       ITALY -- 0.6%
                       Telecom Italia SpA (Utilities)..............................           40,500       298,265

                       JAPAN -- 4.8%
                       Advantest Corp. (Information Technology)....................            2,100       113,300
                       Daiwa Securities Co., Ltd. (Finance)........................           38,000       164,070
                       Eisai Co., Ltd. (Healthcare)................................            9,000       123,020
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....            4,000       139,727
                       Jusco Co., Ltd. (Consumer Discretionary)....................           12,000       220,872
                       Mabuchi Motor Co., Ltd. (Industrial & Commercial)...........            3,500       222,753
                       Matsumotokiyoshi (Consumer Discretionary)...................            3,900       137,644
                       Matsushita Electric Industrial Co., Ltd. (Information
                         Technology)...............................................           10,000       161,279
                       Nippon Telegraph & Telephone Corp. (Utilities)..............               31       257,829
                       Rohm Co., Ltd. (Information Technology).....................            2,000       206,118
                       Sanwa Bank Ltd. (Finance)...................................           21,000       188,479
                       Sony Corp. (Information & Entertainment)....................            3,900       337,058
                       Takashimaya Co. (Consumer Discretionary)....................           19,000       143,733
                       Toshiba Corp. (Information Technology)......................           43,000       176,329

                                                           ---------------------

                       COMMON STOCK (CONTINUED)                                              SHARES        VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)

                       MEXICO -- 0.7%
                       Grupo Financiero Banamex-Accival SA de CV., Class B
                         (Finance).................................................           48,200   $    93,874
                       Grupo Televisa SA de CV, Class A (Information &
                         Entertainment)............................................            9,300       173,880
                       Kimberly-Clark de Mexico SA de CV, Class A (Consumer
                         Staples)..................................................           32,000       113,071

                       NETHERLANDS -- 2.0%
                       Internationale Nederladen Group NV (Finance)................            5,171       338,840
                       Philips Electronics NV (Information Technology).............            4,300       361,727
                       Unilever NV PLC (Consumer Staples)..........................            4,600       365,239

                       NEW ZEALAND -- 0.0%
                       Telecommunications Corp. of New Zealand (Utilities).........            5,600        12,005

                       NORWAY -- 0.1%
                       Saga Petroleum ASA, Series A (Energy).......................            5,100        78,518

                       PHILIPPINES -- 0.1%
                       Manila Electric Co. (Utilities).............................           11,500        30,336

                       SINGAPORE -- 0.2%
                       Overseas Union Bank Ltd. (Finance)..........................           38,000        83,442

                       SOUTH AFRICA -- 0.1%
                       De Beers Centenary AG (Materials)...........................            2,400        42,172

                       SPAIN -- 1.5%
                       Banco de Santander SA (Finance).............................            7,800       199,641
                       Endesa SA (Utilities).......................................            7,650       167,367
                       Telefonica SA ADR (Utilities)...............................            3,254       452,510

                       SWEDEN -- 1.8%
                       Hennes & Mauritz AB, Class B (Consumer Discretionary).......            4,300       274,411
                       Nordbanken Holding AB (Finance).............................           58,100       426,135
                       Sparbanken Sverige AB (Finance).............................            2,100        63,189
                       Volvo AB, Class B (Consumer Staples)........................            6,700       199,505

                       SWITZERLAND -- 1.7%
                       CS Holding AG (Finance).....................................              940       209,503
                       Holderbank Financiere Glarus (Materials)....................              240       305,884
                       Nestle SA (Consumer Staples)................................              196       420,138

                       UNITED KINGDOM -- 5.3%
                       Bass PLC (Consumer Discretionary)...........................           13,449       252,179
                       Billiton PLC (Materials)....................................            4,200         8,521
                       British Petroleum Co. PLC (Energy)..........................              166         2,422
                       BTR PLC (Industrial & Commercial)...........................           34,856        98,938
                       Compass Group (Information & Entertainment).................           12,600       144,953
                       HSBC Holdings PLC (Finance).................................            9,700       235,167
                       Lloyds TSB Group Ltd. PLC (Finance).........................            7,200       100,803
                       PowerGen PLC (Utilities)....................................           11,445       158,228
                       Reckitt & Colman PLC (Consumer Staples).....................           12,300       234,947
                       Royal & Sun Alliance Insurance Group PLC (Finance)..........           16,254       168,128
                       Royal Bank of Scotland Group PLC (Finance)..................           12,000       208,379
                       Smithkline Beecham PLC (Healthcare).........................           35,933       438,880

---------------------

                       COMMON STOCK (CONTINUED)                                              SHARES        VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)

                       UNITED KINGDOM (continued)
                       Standard Chartered PLC (Finance)............................           10,600   $   120,529
                       WPP Group PLC (Information & Entertainment).................           29,000       190,175
                       Zeneca Group PLC (Healthcare)@..............................           11,700       502,453
                                                                                                       ------------
                                                                                                        17,144,076
                                                                                                       ------------
                       TOTAL COMMON STOCK (cost $26,093,572).......................                     33,252,491
                                                                                                       ------------

                       PREFERRED STOCK -- 0.9%
                       --------------------------------------------------------------------------------------------
                       BRAZIL -- 0.5%
                       Banks -- 0.2%
                       Banco Itau SA+..............................................          232,300       132,565
                       Electric Utilities -- 0.2%
                       Companhia Energetica de Minas Gerais........................        3,145,200        97,901
                       Retail -- 0.1%
                       Pao De Acucar-Companhia Iberica de Distribuicao.............        2,050,800        46,103
                                                                                                       ------------
                                                                                                           276,569
                                                                                                       ------------
                       GERMANY -- 0.4%
                       Retail -- 0.4%
                       Hornbach Holding AG.........................................            2,300       210,430
                                                                                                       ------------
                       TOTAL PREFERRED STOCK (cost $455,706).......................                        486,999
                                                                                                       ------------
                                                                                        PRINCIPAL
                       BONDS & NOTES -- 29.0%                                            AMOUNT
                       --------------------------------------------------------------------------------------------
                       CORE BOND -- 15.6%
                       AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
                       K & F Industries, Inc. 9.25% 2007@..........................  $        50,000        50,500
                       Moog, Inc. 10.00% 2006......................................           70,000        74,900
                       AUTOMOTIVE -- 0.3%
                       Accuride Corp. 9.25% 2008*..................................           65,000        65,163
                       Johnstown America Industries, Inc. 11.75% 2005@.............           85,000        94,456
                       CHEMICAL -- 0.3%
                       Laroche Indusrties, Inc. 9.50% 2007.........................          100,000        97,500
                       Sovereign Speciality Chemicals 9.50% 2007...................           50,000        51,250
                       COMMUNICATIONS & MEDIA -- 0.5%
                       Fox/Liberty Networks LLC zero coupon 2007+(2)...............          250,000       174,062
                       MCI Communications Corp. 7.13% 2000.........................           90,000        91,318
                       CONSUMER DISCRETIONARY -- 0.6%
                       Muzak L.P. 10.00% 2003......................................          100,000       103,875
                       Revlon Worldwide Parent Ciro zero coupon 2001+..............          175,000       136,063
                       Standard Pacific Corp. 8.50% 2007...........................           70,000        71,050
                       ENERGY -- 1.3%
                       Costilla Energy, Inc. 10.25% 2006*..........................          130,000       131,625
                       P&L Coal Holdings Corp. 9.63% 2008*.........................          250,000       256,875
                       Phillips Petroleum Co. 9.18% 2021...........................          250,000       283,595

                                                           ---------------------

                                                                                        PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       FINANCE -- 0.7%
                       First Nationwide Parent Holdings 12.50% 2003................  $       100,000   $   113,500
                       Resource America, Inc. 12.00% 2004..........................          100,000       107,000
                       Western Financial Savings Bank 8.88% 2007...................          150,000       141,937
                       FOOD & LODGING -- 0.2%
                       Aurora Foods, Inc. 8.75% 2008*..............................           35,000        35,394
                       Aurora Foods, Inc. 9.88% 2007...............................           25,000        26,312
                       Del Monte Foods Co. zero coupon 2007+*(2)...................          100,000        65,375
                       GAMING -- 0.3%
                       Argosy Gaming Co. 13.25% 2004...............................          100,000       112,250
                       Hollywood Casino, Inc. 12.75% 2003..........................           50,000        54,750
                       HEALTHCARE -- 0.2%
                       Universal Hospital Services, Inc. 10.25% 2008*..............          100,000       100,000
                       HOUSING -- 0.2%
                       Engle Homes, Inc. 9.25% 2008................................          130,000       127,400
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Tesoro Petroleum Corp. 9.00% 2008*..........................          110,000       110,000
                       Wesco Distributor, Inc. 9.13% 2008*.........................           70,000        69,213
                       INFORMATION TECHNOLOGY -- 0.6%
                       Advanced Micro Devices, Inc. 11.00% 2003....................          100,000       105,500
                       Decision Holdings Corp. zero coupon 2008+*(2)...............          150,000        90,000
                       Psinet, Inc. 10.00% 2005....................................          125,000       127,500
                       MATERIALS -- 0.4%
                       A.K. Steel Corp. 9.13% 2006.................................           95,000        99,275
                       Bayou Steel Corp. 9.50% 2008*...............................          105,000       103,950
                       MULTI-INDUSTRY -- 0.7%
                       Great Lakes Carbon Corp. 10.25% 2008........................           35,000        35,612
                       Grove Worldwide LLC 9.25% 2008*.............................           50,000        49,875
                       MTL, Inc. 10.00% 2006*......................................          100,000        99,500
                       Roller Bearing Company America, Inc. 9.63% 2007.............          100,000       101,500
                       Unicco Service Co./Unicco Finance Corp. 9.88% 2007..........          100,000       101,000
                       PAPER PRODUCTS -- 1.0%
                       American Pad & Paper Co. 13.00% 2005........................          135,000       135,844
                       Container Corp. of America 10.75% 2002......................          125,000       136,250
                       Silgan Holdings Corp. 9.00% 2009............................          250,000       258,750
                       TELECOMMUNICATIONS -- 2.5%
                       BTI Telecom Corp. 10.50% 2007...............................          135,000       135,675
                       GST Network Funding, Inc. zero coupon 2008+*(2).............          105,000        62,869
                       GST Telecommunications, Inc. 12.75% 2007+...................           60,000        69,600
                       Intermedia Communications, Inc. 8.88% 2007..................          185,000       189,162
                       Iridium Operating LLC/ Iridium Capital 10.88% 2005..........           45,000        44,606
                       Iridium Operating LLC/Iridium Capital 11.25% 2005...........          100,000       100,250
                       IXC Communications, Inc. 9.00% 2008*@.......................           80,000        79,800
                       KMC Telecommunications Holdings, Inc. zero coupon
                         2008+*(2)(3)..............................................          330,000       198,825
                       Level 3 Commerce, Inc. 9.13% 2008*..........................          110,000       106,975
                       Nextel Communications, Inc. zero coupon 2007+(2)............          350,000       228,375
                       Telecommunications Tech Co. LLC 9.75% 2008*.................          140,000       140,525

---------------------

                                                                                        PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       U.S. GOVERNMENT & AGENCIES -- 5.1%
                       Federal National Mortgage Association 1.75% 2008............  JPY$ 40,000,000   $   290,707
                       Federal National Mortgage Association 6.38% 2007............     AUD  410,000       262,288
                       Government National Mortgage Association 6.00% 2009.........          140,943       140,810
                       United States Treasury Bonds 6.25% 2023.....................          200,000       214,124
                       United States Treasury Notes 6.25% 2003@....................          558,000       574,216
                       United States Treasury Notes 6.50% 2006.....................          500,000       530,935
                       United States Treasury Notes 6.63% 2007@....................          500,000       537,030
                       United States Treasury Notes 7.88% 2004.....................          185,000       207,777
                       UTILITIES -- 0.2%
                       United States West Capital Funding, Inc. 6.38% 2008.........          100,000        99,418
                                                                                                       ------------
                                                                                                         8,403,886
                                                                                                       ------------
                       GLOBAL CORE BOND -- 13.4%
                       ARGENTINA -- 0.8%
                       Acindar Industria Argentina de Aceros SA 11.25% 2004........           55,000        55,137
                       Republic of Argentina 8.38% 2003............................          150,000       149,625
                       Republic of Argentina 11.00% 2006...........................          100,000       106,074
                       Transportadora De Gas 10.25% 2001...........................          100,000       102,375
                       AUSTRALIA -- 1.0%
                       Australia Commonwealth 9.75% 2002...........................     AUD  510,000       363,184
                       Australia Commonwealth 10.00% 2007..........................     AUD  200,000       163,350
                       BRAZIL -- 0.3%
                       Aracruz Celulose SA 10.38% 2002*............................          100,000        97,000
                       CSN Iron SA 9.13% 2007*.....................................          100,000        80,000
                       CANADA -- 1.5%
                       British Columbia Province Canada 6.50% 2026.................          150,000       156,660
                       Canada Government 7.50% 2001................................     CAD  400,000       286,262
                       Canada Government 9.50% 2010................................     CAD  280,000       258,204
                       Microcell Telecommunications zero coupon 2007...............     CAD  160,000        68,499
                       Repap New Brunswick, Inc. 9.00% 2004*.......................           60,000        60,600
                       COLOMBIA -- 0.2%
                       Republic of Colombia 9.75% 2008.............................    GBP    65,000       107,513
                       DENMARK -- 2.3%
                       Kingdom of Denmark 9.00% 2000...............................    DKK 6,700,000     1,074,224
                       Kingdom of Denmark 7.00% 2024...............................    DKK 1,000,000       176,621
                       FRANCE -- 0.6%
                       Caisse D'Amortissement Dela Sociale 5.13% 2008..............     DEM  600,000       336,222
                       GERMANY -- 0.9%
                       Federal Republic of Germany 6.25% 2024......................     DEM  580,000       362,449
                       Federal Republic of Germany 6.88% 2005......................     DEM  190,000       118,955
                       INDONESIA -- 0.1%
                       Pindo Deli Finance Mauritius Ltd. 10.75% 2007...............          100,000        69,250
                       ITALY -- 0.9%
                       Republic of Italy 6.00% 2007@...............................  ITL 815,000,000       491,913
                       JAPAN -- 0.4%
                       Nippon Telegraph & Telephone Co. 2.50% 2007.................   JPY 25,000,000       190,976

                                                           ---------------------

                                                                                        PRINCIPAL
                                        BONDS & NOTES (CONTINUED)                        AMOUNT           VALUE
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       KOREA -- 0.2%
                       Korea Telecommunications 7.63% 2007.........................  $       150,000   $   117,018
                       MEXICO -- 0.5%
                       Petroleos Mexicanos 8.85% 2007..............................          250,000       246,072
                       NEW ZEALAND -- 1.3%
                       Government of New Zealand 10.00% 2002.......................    NZD 1,185,000       677,512
                       SWEDEN -- 0.2%
                       Kingdom of Sweden 6.75% 2014................................    SEK   900,000       131,711
                       UNITED KINGDOM -- 2.2%
                       United Kingdom Treasury 7.75% 2006@.........................    GBP   635,000     1,177,551
                                                                                                       ------------
                                                                                                         7,224,957
                                                                                                       ------------
                       TOTAL BONDS & NOTES (cost $15,436,376)......................                     15,628,843
                                                                                                       ------------
                       TOTAL INVESTMENT SECURITIES (cost $42,585,654)..............                     49,368,333
                                                                                                       ------------

                                      SHORT-TERM SECURITIES -- 2.4%
                       --------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.2%
                       Bankers Trust Company Institutional 5.97% due 10/27/98......          110,000       110,093
                       Ciesco L.P. 5.67% due 7/17/98...............................          200,000       199,507
                       Falcon Asset Securitization Corp. 5.60% due 7/27/98.........          180,000       179,272
                       Ford Motor Credit Co. 5.67% due 7/15/98.....................          150,000       149,676
                                                                                                       ------------
                                                                                                           638,548
                                                                                                       ------------
                       U.S. GOVERNMENT -- 1.2%
                       United States Treasury Bills 5.10% due 9/3/98...............          625,000       619,575
                                                                                                       ------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,260,940)...............                      1,258,123
                                                                                                       ------------
                                       REPURCHASE AGREEMENT -- 6.7%
                       --------------------------------------------------------------------------------------------
                       Joint Repurchase Agreement Account (Note 3)@ (cost
                         $3,625,000)...............................................        3,625,000     3,625,000
                                                                                                       ------------
                       TOTAL INVESTMENTS --
                         (cost $47,471,594)                           100.7%                            54,251,456
                       Liabilities in excess of other assets --        (0.7)                              (351,860)
                                                                      ------                           ------------
                       NET ASSETS --                                  100.0%                           $53,899,596
                                                                      ======                           ============

              -----------------------------
              + Non-income producing securities
              * Resale restricted to qualified buyers
              ADR -- American Depository Receipts
              GDR -- Global Depository Receipts
              (1) Fair valued security; see Note 2
              (2) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date
              (3) Consists of more than one class of securities traded together as a unit, generally bonds with attached stocks or warrants

---------------------

              @ The security or a portion thereof represents collateral for the following open futures contracts:

              OPEN FUTURES CONTRACTS

              ------------------------------------------------------------------

                                                                                                                      UNREALIZED
                       NUMBER OF                                        EXPIRATION       VALUE AT     VALUE AS OF    APPRECIATION/
                       CONTRACTS              DESCRIPTION                  DATE         TRADE DATE   JUNE 30, 1998   DEPRECIATION
                       -----------------------------------------------------------------------------------------------------------
                       11 Long     Hang Seng Index Futures -- Hong    July 1998         $  527,669    $  611,852       $ 84,183
                                   Kong Futures Exchange
                       11 Long     Hang Seng Index Futures -- Hong    September 1998       560,320       615,401         55,081
                                   Kong Futures Exchange
                       10 Long     IBEX 35 Plus Future -- Mercado de  July 1998            637,861       657,653         19,792
                                   Futures Financieros
                        8 Long     Toronto 35 Index                   September 1998     1,096,564     1,103,223          6,659
                                   Future -- Toronto Futures
                                   Exchange
                       13 Long     FTSE 100 Index Future -- London    September 1998     1,304,954     1,277,787        (27,167)
                                   International Futures Exchange
                       15 Long     All ordinaries share price Stock   September 1998       603,444       625,646         22,202
                                   Index Future -- Sydney Futures
                                   Exchange
                        2 Long     U.S. Long Bond                     September 1998       243,104       247,180          4,076
                        8 Short    S&P 500 Index -- International     September 1998     2,254,140     2,286,000        (31,860)
                                   Money Market
                        2 Short    Topix Index Future -- Tokyo Stock  September 1998       172,701       176,460         (3,759)
                                   Exchange
                                                                                                                       --------
                                   Net Unrealized Appreciation....................................................     $129,207
                                                                                                                       ========

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                          CONTRACT           IN        DELIVERY   GROSS UNREALIZED
                         TO DELIVER     EXCHANGE FOR     DATE       APPRECIATION
                       -----------------------------------------------------------
                       *AUD    820,000   USD    511,352   8/31/98       $  1,952
                       *USD    231,692   AUD    394,000   8/31/98         13,069
                       *CAD    513,500   USD    354,138   8/31/98          4,754
                        CAD    381,000   USD    260,068   8/31/98            837
                        CAD    422,000   USD    287,466   8/31/98            338
                        CAD     91,200   USD     66,207  10/16/98          4,112
                       *DEM    490,000   USD    277,416   7/13/98          5,498
                       *DEM    200,000   USD    111,851   7/20/98            816
                       *DEM    100,000   USD     56,044   7/20/98            527
                        DEM    490,000   USD    276,254   7/20/98          4,218
                        DEM    290,000   USD    163,241   7/20/98          2,241
                       *DEM    376,000   USD    212,429   8/12/98          3,400
                       *DEM  1,562,000   USD    884,034   8/12/98         15,673
                        DEM    306,000   USD    171,333   8/12/98          1,218
                        DEM    400,000   USD    223,003   8/12/98            631
                        DEM    885,000   USD    494,369   8/20/98          2,148
                       *USD    221,417   DEM    400,000   8/31/98          1,196
                       *DEM  3,525,000   USD  2,003,171   8/31/98         41,399
                        DEM  2,000,000   USD  1,111,543   9/30/98          3,442
                       *DKK  1,433,000   USD    211,500   8/31/98          2,361
                       *GBP    140,000   USD    233,800   8/18/98            664
                        USD    201,004   GBP    124,000   9/01/98          5,329
                        USD     45,528   GBP     28,000   9/01/98          1,063
                       *USD    109,924   GRD 34,880,000   7/20/98          4,406
                       *USD     55,071   GRD 17,570,000   7/20/98          2,520
                        USD    493,699   JPY 66,995,000   8/31/98          4,819
                        USD    119,226   NZD    223,000   9/18/98          1,398
                        USD  1,065,148   NZD  2,180,000  12/14/98         57,674
                        USD    134,069   SEK  1,033,000   8/31/98          4,237
                        SEK  5,868,000   USD    738,708   9/30/98            265
                                                                        --------
                                                                         192,205
                                                                        --------

                                                                  GROSS UNREALIZED
                                                                    DEPRECIATION
                       -----------------------------------------------------------
                        AUD    847,000   USD    505,151   7/31/98       $(20,870)
                        USD    330,408   CAD    480,000   8/04/98         (3,967)
                       *USD    354,382   CAD    513,500   8/31/98         (4,998)
                        USD    600,252   CAD    880,000   9/30/98         (1,226)
                        CHF  1,900,000   USD  1,258,945   9/30/98         (7,135)
                       *USD    273,133   DEM    490,000   7/13/98         (1,214)
                       *USD    167,691   DEM    300,000   7/20/98         (1,139)
                       *USD    245,251   DEM    439,000   8/12/98         (1,198)
                       *USD    505,554   DEM    892,000   8/31/98         (9,129)
                       *USD    422,139   DEM    754,000   8/31/98         (2,515)
                       *USD    212,432   DKK  1,433,000   8/31/98         (3,293)
                        USD    975,387   FRF  5,885,000   9/30/98         (3,252)
                       *USD    247,174   GBP    150,000   8/18/98         (2,615)
                        USD     16,147   GBP      9,700   9/01/98             (6)
                        GBP    926,600   USD  1,510,358   9/01/98        (31,485)
                        GBP      8,000   USD     13,178   9/01/98           (134)
                        GBP    630,000   USD  1,042,461   9/30/98         (4,087)
                       *GRD 52,450,000   USD    171,050   7/20/98           (871)
                        USD    203,263   NZD    384,000   9/28/98         (4,594)
                        USD    533,120   NZD    980,000   9/18/98        (25,774)
                        USD    275,821   SEK  2,128,000   7/20/98         (8,806)
                        USD    162,951   SEK  1,261,000   7/20/98         (4,726)
                                                                        --------
                                                                        (143,034)
                                                                        --------
                                Net Unrealized Appreciation....         $ 49,171
                                                                        ========

                       AUD -- Australian Dollar         FRF -- French Franc              JPY -- Japanese Yen
                       CAD -- Canadian Dollar           GBP -- Pound Sterling            NZD -- New Zealand Dollar
                       CHF -- Swiss Franc               GRD -- Greek Drachma             SEK -- Swedish Krona
                       DEM -- Deutsche Mark             ITL -- Italian Lira              USD -- United States Dollar
                       DKK -- Danish Krone

              See Notes to Financial Statements
---------------------

                             (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 1998 (UNAUDITED)

                                                                                               GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME   QUALITY BOND   HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --    $17,064,659    $266,092,175   $30,630,960
   Short-term securities*......................................   71,728,077             --              --            --
   Repurchase agreements (cost equals market)..................           --        105,000      10,530,000       825,000
   Cash........................................................           --          1,545           3,981         3,924
   Foreign currency............................................           --             --              --            --
   Receivables for --
     Fund shares sold..........................................      509,895             --         642,431           151
     Dividends and accrued interest............................      263,870        351,454       2,610,787       693,579
     Sales of investments......................................           --        354,751       3,351,234       153,890
     Variation margin on futures contracts.....................           --             --              --            --
     Foreign currency contracts................................           --             --              --            --
   Prepaid expenses............................................       18,170          8,284          41,551         8,776
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --             --              --         7,315
                                                                 --------------------------------------------------------
                                                                  72,520,012     17,885,693     283,272,159    32,323,595
                                                                 --------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................      999,330        325,368       9,988,672            --
     Fund shares redeemed......................................      830,844          1,314       1,323,278        29,298
     Management fees...........................................       31,596          9,020         136,531        19,548
     Foreign currency contracts................................           --             --              --            --
     Variation margin on futures contracts.....................           --             --              --            --
   Other accrued expenses......................................       17,994          6,507          86,727        24,039
   Due to custodian bank.......................................          990             --              --            --
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --             --              --         3,257
                                                                 --------------------------------------------------------
                                                                   1,880,754        342,209      11,535,208        76,142
                                                                 --------------------------------------------------------
   NET ASSETS:.................................................  $70,639,258    $17,543,484    $271,736,951   $32,247,453
                                                                 ========================================================
   Shares of beneficial interest outstanding (unlimited shares
     authorized)...............................................   70,639,258      1,268,370      18,701,821     3,699,502
   Net asset value per share...................................  $      1.00    $     13.83    $      14.53   $      8.72
                                                                 ========================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $70,639,258    $16,801,913    $242,829,648   $35,799,942
   Accumulated undistributed net investment income.............          632      1,975,922      20,721,137     5,297,337
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts, options contracts and
     foreign currency..........................................         (632)    (1,644,604)      3,440,153    (8,586,066)
   Unrealized appreciation (depreciation) of investments.......           --        410,253       4,746,013      (267,818)
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --             --              --         4,058
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --             --              --            --
                                                                 --------------------------------------------------------
                                                                 $70,639,258    $17,543,484    $271,736,951   $32,247,453
                                                                 ========================================================
   ---------------
   *Cost
    Investment securities......................................  $        --    $16,654,406    $261,346,162   $30,898,778
                                                                 ========================================================
    Short-term securities......................................  $71,728,077    $        --    $         --   $        --
                                                                 ========================================================

    See Notes to Financial Statements

---------------------

---------------------

                   GROWTH AND      FOREIGN                      CAPITAL        NATURAL                     STRATEGIC
      TARGET '98     INCOME      SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
      ---------------------------------------------------------------------------------------------------------------
      $4,919,554   $48,307,594   $33,298,200   $576,224,406   $883,824,677   $44,270,835   $139,614,035   $49,368,333
              --            --        49,701             --             --            --        768,276     1,258,123
         940,000            --     2,310,000     16,030,000    105,880,000     3,060,000     10,210,000     3,625,000
             440            --         1,481          4,970          2,871         3,934          4,912           873
              --            --            --             --         40,650            28             --        14,655
              --        26,700         6,658        411,081      1,630,117       600,820          5,585        15,927
             153        47,459       157,524        322,976        297,962        46,308        525,536       403,296
              --       402,977       415,736      1,801,815     10,536,271            --             --       731,079
              --            --            --             --             --            --         14,063        26,787
              --            --       813,000             --             --            --             --       566,505
             681         3,076         3,696         40,685         16,659         2,178         27,934        13,434
              --            --            --             --             --            --             --       192,205
      ---------------------------------------------------------------------------------------------------------------
       5,860,828    48,787,806    37,055,996    594,835,933   1,002,229,207   47,984,103    151,170,341    56,216,217
      ---------------------------------------------------------------------------------------------------------------
              --        94,984       542,386      1,416,579      9,288,668            --      1,000,000       966,920
          18,191        16,378       150,631        920,195      1,289,075        95,844      1,046,366       538,599
           3,032        27,565        25,830        327,214        479,613        29,005        121,528        44,179
              --            --       812,659             --             --            --             --       567,795
              --            --         5,210             --             --            --             --            --
           6,298        10,199        21,413        102,706        179,245        14,715         67,405        56,094
              --       304,145        20,199             --             --            --             --            --
              --            --            --             --             --            --             --       143,034
      ---------------------------------------------------------------------------------------------------------------
          27,521       453,271     1,578,328      2,766,694     11,236,601       139,564      2,235,299     2,316,621
      ---------------------------------------------------------------------------------------------------------------
      $5,833,307   $48,334,535   $35,477,668   $592,069,239   $990,992,606   $47,844,539   $148,935,042   $53,899,596
      ===============================================================================================================
         514,772     2,378,759     2,721,956     18,602,358     26,390,454     3,443,141      9,613,885     4,194,314
      $    11.33   $     20.32   $     13.03   $      31.83   $      37.55   $     13.90   $      15.49   $     12.85
      ===============================================================================================================
      $5,231,244   $26,565,271   $27,918,176   $314,870,243   $604,961,275   $49,658,366   $ 72,333,029   $30,452,555
         809,056       542,768       673,792      3,541,555      1,520,976       899,308      5,256,733     1,630,659
        (245,883)    6,448,997     2,311,579     51,081,897    113,714,162      (226,141)    32,995,746    14,890,338
          38,890    14,777,499     4,580,929    222,575,544    270,802,949    (2,484,082)    38,241,054     6,779,862
              --            --          (832)            --         (6,756)       (2,912)            --        16,975
              --            --        (5,976)            --             --            --        108,480       129,207
      ---------------------------------------------------------------------------------------------------------------
      $5,833,307   $48,334,535   $35,477,668   $592,069,239   $990,992,606   $47,844,539   $148,935,042   $53,899,596
      ===============================================================================================================
      $4,880,664   $33,530,095   $28,717,271   $353,648,862   $613,021,728   $46,754,917   $101,373,105   $42,585,654
      ===============================================================================================================
      $       --   $        --   $    49,701   $         --   $         --   $        --   $    768,152   $ 1,260,940
      ===============================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                               GOVERNMENT &
                                                                 MONEY MARKET   FIXED INCOME   QUALITY BOND   HIGH YIELD
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
   ----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................   $1,917,697      $686,354     $ 8,029,141    $ 1,725,515
     Dividends.................................................           --         1,406              --         33,037
                                                                 --------------------------------------------------------
            Total income*......................................    1,917,697       687,760       8,029,141      1,758,552
                                                                 --------------------------------------------------------
   Expenses:
     Investment management fees................................      169,454        55,478         766,193        128,774
     Custodian fees............................................        9,955        20,815          61,540         27,150
     Audit and tax consulting fees.............................        7,240         5,430           8,145          7,240
     Reports to investors......................................        3,620           905           9,955          1,810
     Trustees' fees............................................        2,939           192           7,823          1,330
     Legal fees................................................        1,810           905           3,620             --
     Insurance expense.........................................          663           164           1,677            333
     Other expenses............................................          818           467           1,606            572
                                                                 --------------------------------------------------------
            Total expenses.....................................      196,499        84,356         860,559        167,209
                                                                 --------------------------------------------------------
   Net investment income.......................................    1,721,198       603,404       7,168,582      1,591,343
                                                                 --------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................           --        50,642       3,987,627        899,985
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --            --              --             --
   Net realized gain (loss) on futures contracts and options
     contracts.................................................           --            --              --             --
   Change in unrealized appreciation/depreciation of
     investments...............................................           --        73,460      (1,126,785)      (901,154)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities....................................           --            --              --          1,313
   Change in unrealized appreciation/depreciation on futures
     contracts.................................................           --            --              --             --
                                                                 --------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
     foreign currencies........................................           --       124,102       2,860,842            144
                                                                 --------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................   $1,721,198      $727,506     $10,029,424    $ 1,591,487
                                                                 ========================================================
   ---------------
   * Net of foreign withholding taxes on interest and dividends
     of:.......................................................   $       --      $     14     $        --    $        --
                                                                 ========================================================

    See Notes to Financial Statements

---------------------

                  GROWTH AND    FOREIGN                     CAPITAL        NATURAL                    STRATEGIC
     TARGET '98     INCOME     SECURITIES     GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
     -----------------------------------------------------------------------------------------------------------
      $254,046    $  26,761    $   34,642   $   488,475   $  1,798,108   $    55,342   $ 1,924,556   $   704,970
            --      325,985       454,633     2,578,056      2,308,252       471,094       500,051       276,263
     -----------------------------------------------------------------------------------------------------------
       254,046      352,746       489,275     3,066,531      4,106,360       526,436     2,424,607       981,233
     -----------------------------------------------------------------------------------------------------------
        20,202      166,178       161,755     1,910,623      2,821,199       188,396       740,797       269,837
         9,955       13,575        83,260        68,780        121,270        19,910        35,295       103,170
         6,335        7,240         4,525        17,195         26,245         7,240         6,335         7,240
            --           --         2,715        18,100         19,910            --         8,145         3,620
           442          815         1,274        13,967         21,478         1,398         4,222         2,352
           905           --            --         5,430          9,050           905         1,810           905
            78          255           355         2,739          4,205           346         1,142           434
           407          597         2,029         2,889          6,023           648         1,166         2,105
     -----------------------------------------------------------------------------------------------------------
        38,324      188,660       255,913     2,039,723      3,029,380       218,843       798,912       389,663
     -----------------------------------------------------------------------------------------------------------
       215,722      164,086       233,362     1,026,808      1,076,980       307,593     1,625,695       591,570
     -----------------------------------------------------------------------------------------------------------
        24,699    4,659,046       391,479    20,006,883     40,901,429      (632,838)   10,444,768     6,511,383
            --           --       (10,403)           --         (4,314)          145            --       151,772
            --           --       (19,730)           --             --            --       (86,419)      595,655
       (89,577)   3,293,701     4,301,017    67,504,258     94,666,515    (1,459,079)    8,262,289      (857,598)
            --           --           836            --            788          (139)           --        35,961
            --           --        (5,976)           --             --            --        66,630        57,414
     -----------------------------------------------------------------------------------------------------------
       (64,878)   7,952,747     4,657,223    87,511,141    135,564,418    (2,091,911)   18,687,268     6,494,587
     -----------------------------------------------------------------------------------------------------------
      $150,844    $8,116,833   $4,890,585   $88,537,949   $136,641,398   ($1,784,318)  $20,312,963   $ 7,086,157
     ===========================================================================================================
      $     --    $   2,682    $   67,587   $    16,006   $    120,338   $    17,732   $        --   $    34,469
     ===========================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                               GOVERNMENT &
                                                                MONEY MARKET   FIXED INCOME      QUALITY        HIGH YIELD
                                                                 PORTFOLIO      PORTFOLIO     BOND PORTFOLIO     PORTFOLIO
   -------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income......................................  $  1,721,198   $   603,404     $  7,168,582    $  1,591,343
   Net realized gain (loss) on investments....................            --        50,642        3,987,627         899,985
   Net realized foreign exchange gain (loss) on other
     assets and liabilities...................................            --            --               --              --
   Net realized gain (loss) on futures contracts and
     options contracts........................................            --            --               --              --
   Change in unrealized appreciation/depreciation
     of investments...........................................            --        73,460       (1,126,785)       (901,154)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities...................................            --            --               --           1,313
   Change in unrealized appreciation/depreciation on futures
     contracts................................................            --            --               --              --
                                                                ------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations..........................................     1,721,198       727,506       10,029,424       1,591,487
                                                                ------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Dividends from net investment income.......................    (1,721,198)           --               --              --
                                                                ------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold..................................    89,158,128     1,078,011       85,717,224       7,300,109
   Proceeds from shares issued for reinvestment of dividends
     and distributions........................................     1,404,368            --               --              --
   Cost of shares repurchased.................................   (89,727,419)   (2,577,255)     (58,632,644)    (16,837,404)
                                                                ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transactions...............................       835,077    (1,499,244)      27,084,580      (9,537,295)
                                                                ------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS....................       835,077      (771,738)      37,114,004      (7,945,808)
                                                                ------------------------------------------------------------
   NET ASSETS:
   Beginning of period........................................    69,804,181    18,315,222      234,622,947      40,193,261
                                                                ------------------------------------------------------------
   End of period..............................................  $ 70,639,258   $17,543,484     $271,736,951    $ 32,247,453
                                                                ============================================================
   ---------------
   Accumulated undistributed net investment income............  $        632   $ 1,975,922     $ 20,721,137    $  5,297,337
                                                                ============================================================
   Shares issued and repurchased:
   Sold.......................................................    89,158,128        79,266        6,014,303         845,358
   Issued in reinvestment of dividends and distributions......     1,404,368            --               --              --
   Repurchased................................................   (89,727,419)     (189,979)      (4,115,598)     (1,944,506)
                                                                ------------------------------------------------------------
   Net increase (decrease)....................................       835,077      (110,713)       1,898,705      (1,099,148)
                                                                ============================================================

    See Notes to Financial Statements

---------------------

                    GROWTH AND      FOREIGN                        CAPITAL        NATURAL                      STRATEGIC
     TARGET '98       INCOME       SECURITIES       GROWTH      APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
     ---------------------------------------------------------------------------------------------------------------------
     $   215,722   $    164,086   $    233,362   $  1,026,808   $   1,076,980   $    307,593   $  1,625,695   $   591,570
          24,699      4,659,046        391,479     20,006,883      40,901,429       (632,838)    10,444,768     6,511,383
              --             --        (10,403)            --          (4,314)           145             --       151,772
              --             --        (19,730)            --              --             --        (86,419)      595,655
         (89,577)     3,293,701      4,301,017     67,504,258      94,666,515     (1,459,079)     8,262,289      (857,598)
              --             --            836             --             788           (139)            --        35,961
              --             --         (5,976)            --              --             --         66,630        57,414
     ---------------------------------------------------------------------------------------------------------------------
         150,844      8,116,833      4,890,585     88,537,949     136,641,398     (1,784,318)    20,312,963     7,086,157
     ---------------------------------------------------------------------------------------------------------------------
              --             --             --             --              --             --             --            --
     ---------------------------------------------------------------------------------------------------------------------
          60,142      7,629,278      8,872,184    111,117,422     309,500,620     12,238,846      5,661,720     1,078,657
              --             --             --             --              --             --             --            --
      (1,790,157)   (11,828,236)   (14,433,357)   (93,114,392)   (269,460,478)   (12,663,921)   (22,725,075)   (7,554,368)
     ---------------------------------------------------------------------------------------------------------------------
      (1,730,015)    (4,198,958)    (5,561,173)    18,003,030      40,040,142       (425,075)   (17,063,355)   (6,475,711)
     ---------------------------------------------------------------------------------------------------------------------
      (1,579,171)     3,917,875       (670,588)   106,540,979     176,681,540     (2,209,393)     3,249,608       610,446
     ---------------------------------------------------------------------------------------------------------------------
       7,412,478     44,416,660     36,148,256    485,528,260     814,311,066     50,053,932    145,685,434    53,289,150
     ---------------------------------------------------------------------------------------------------------------------
     $ 5,833,307   $ 48,334,535   $ 35,477,668   $592,069,239   $ 990,992,606   $ 47,844,539   $148,935,042   $53,899,596
     =====================================================================================================================
     $   809,056   $    542,768   $    673,792   $  3,541,555   $   1,520,976   $    899,308   $  5,256,733   $ 1,630,659
     =====================================================================================================================
           5,387        406,987        713,142      3,747,975       8,835,226        827,290        389,600        88,730
              --             --             --             --              --             --             --            --
        (160,035)      (619,785)    (1,161,538)    (3,098,914)     (7,723,114)      (855,077)    (1,550,249)     (618,066)
     ---------------------------------------------------------------------------------------------------------------------
        (154,648)      (212,798)      (448,396)       649,061       1,112,112        (27,787)    (1,160,649)     (529,336)
     =====================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                              GOVERNMENT &
                                                               MONEY MARKET    FIXED INCOME   QUALITY BOND    HIGH YIELD
                                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................................  $   3,870,009   $ 1,360,950    $ 13,340,124   $  3,587,998
   Net realized gain (loss) on investments...................             --         2,846        (164,068)     1,614,047
   Net realized foreign exchange gain (loss) on other assets
     and liabilities.........................................             --            --              --             --
   Net realized gain on futures contracts....................             --            --              --             --
   Change in unrealized appreciation/depreciation of
     investments.............................................             --       379,729       6,917,378       (803,941)
   Change in unrealized foreign exchange gain/loss on other
     assets and liabilities..................................             --            --              --          2,745
   Change in unrealized appreciation/depreciation on futures
     contracts...............................................             --            --              --             --
                                                               -----------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations..............................................      3,870,009     1,743,525      20,093,434      4,400,849
                                                               -----------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from capital gains..........................             --            --        (790,000)            --
   Dividends from net investment income......................     (3,870,009)   (1,670,000)    (13,980,000)    (4,025,000)
                                                               -----------------------------------------------------------
   Total dividends and distributions to shareholders.........     (3,870,009)   (1,670,000)    (14,770,000)    (4,025,000)
                                                               -----------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.................................    179,789,798     1,882,041      84,629,814     25,080,588
   Proceeds from shares issued for reinvestment of dividends
     and distributions.......................................      3,870,009     1,670,000      14,770,000      4,025,000
   Cost of shares repurchased................................   (187,856,279)   (8,053,346)    (91,703,378)   (34,974,896)
                                                               -----------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transactions..............................     (4,196,472)   (4,501,305)      7,696,436     (5,869,308)
                                                               -----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...................     (4,196,472)   (4,427,780)     13,019,870     (5,493,459)
   NET ASSETS:
   Beginning of period.......................................     74,000,653    22,743,002     221,603,077     45,686,720
                                                               -----------------------------------------------------------
   End of period.............................................  $  69,804,181   $18,315,222    $234,622,947   $ 40,193,261
                                                               ===========================================================

   ---------------
   Accumulated undistributed net investment income...........  $         632   $ 1,372,518    $ 13,552,555   $  3,705,994
                                                               ===========================================================
   Shares issued and repurchased:
   Sold......................................................    179,789,798       140,887       6,117,786      2,936,419
   Issued in reinvestment of dividends and distributions.....      3,870,009       130,367       1,100,596        492,656
   Repurchased...............................................   (187,856,279)     (601,742)     (6,625,026)    (4,080,564)
                                                               -----------------------------------------------------------
   Net increase (decrease)...................................     (4,196,472)     (330,488)        593,356       (651,489)
                                                               ===========================================================

    See Notes to Financial Statements

---------------------

                    GROWTH AND      FOREIGN                         CAPITAL        NATURAL                      STRATEGIC
     TARGET '98       INCOME       SECURITIES       GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET    MULTI-ASSET
      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
     ----------------------------------------------------------------------------------------------------------------------
     $   602,239   $    385,947   $    389,224   $   2,540,107   $     467,861   $    601,049   $  3,619,001   $ 1,027,396
         (17,879)     1,874,021      1,955,084      31,187,271      71,694,746        417,576     22,517,840     7,616,407
              --             --       (207,950)             --          (3,171)          (328)            58       (11,793)
              --             --        274,991              --       1,527,540             --        157,744        67,891
        (137,546)     7,471,248     (2,293,078)     75,254,383      78,026,936     (5,760,825)     2,368,322    (1,149,205)
              --             --        (14,202)             --          (7,316)        (2,530)            14       (19,409)
              --             --        (28,021)             --        (393,750)            --         41,850        71,793
     ----------------------------------------------------------------------------------------------------------------------
         446,814      9,731,216         76,048     108,981,761     151,312,846     (4,745,058)    28,704,829     7,603,080
     ----------------------------------------------------------------------------------------------------------------------
              --         (3,000)    (3,775,000)    (44,990,000)    (63,555,000)    (3,075,000)   (20,195,000)   (9,430,000)
        (825,000)      (865,000)      (985,000)     (3,085,000)     (1,055,000)      (535,000)    (4,135,000)   (1,270,000)
     ----------------------------------------------------------------------------------------------------------------------
        (825,000)      (868,000)    (4,760,000)    (48,075,000)    (64,610,000)    (3,610,000)   (24,330,000)  (10,700,000)
     ----------------------------------------------------------------------------------------------------------------------
         488,918     17,209,143     14,889,890     172,256,188     594,961,738     33,911,861     15,771,917     5,143,306
         825,000        868,000      4,760,000      48,075,000      64,610,000      3,610,000     24,330,000    10,700,000
      (3,694,795)   (15,988,972)   (26,853,371)   (162,312,016)   (499,635,823)   (24,442,072)   (49,410,173)  (17,201,470)
     ----------------------------------------------------------------------------------------------------------------------
      (2,380,877)     2,088,171     (7,203,481)     58,019,172     159,935,915     13,079,789     (9,308,256)   (1,358,164)
     ----------------------------------------------------------------------------------------------------------------------
      (2,759,063)    10,951,387    (11,887,433)    118,925,933     246,638,761      4,724,731     (4,933,427)   (4,455,084)
      10,171,541     33,465,273     48,035,689     366,602,327     567,672,305     45,329,201    150,618,861    57,744,234
     ----------------------------------------------------------------------------------------------------------------------
     $ 7,412,478   $ 44,416,660   $ 36,148,256   $ 485,528,260   $ 814,311,066   $ 50,053,932   $145,685,434   $53,289,150
     ======================================================================================================================

     $   593,334   $    377,994   $    440,430   $   2,514,747   $     443,996   $    591,715   $  3,631,038   $ 1,039,089
     ======================================================================================================================
          41,786      1,098,773      1,175,585       6,579,872      19,642,838      2,040,810      1,110,108       410,357
          75,619         53,713        389,844       1,855,461       2,046,563        215,909      1,886,047       960,503
        (319,495)    (1,023,740)    (2,107,426)     (6,287,471)    (16,686,320)    (1,473,329)    (3,503,935)   (1,380,080)
     ----------------------------------------------------------------------------------------------------------------------
        (202,090)       128,746       (541,997)      2,147,862       5,003,081        783,390       (507,780)       (9,220)
     ======================================================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Shares of the portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") of Anchor National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company (the "Life Companies").

The investment objectives for each portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The FIXED INCOME PORTFOLIO seeks a high level of current income consistent with preservation of capital and invests primarily in investment grade, fixed income securities.

The GOVERNMENT & QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal.

The HIGH YIELD PORTFOLIO seeks to produce high current income and secondarily seeks capital appreciation by investing in high-yielding, high-risk, income producing corporate bonds.

The TARGET '98 PORTFOLIO seeks a predictable compounded investment return for the specified time period, consistent with preservation of capital, by investing primarily in zero coupon securities and current interest-bearing, investment grade debt obligations which are issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign companies. These investments will generally mature no later than November 15, 1998. (Note 9)

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks and securities convertible into common stock.

The FOREIGN SECURITIES PORTFOLIO seeks long-term capital appreciation through investment primarily in equity securities issued by foreign companies.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in growth equity securities.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities which are widely diversified by industry and company.

The NATURAL RESOURCES PORTFOLIO seeks a total return through investment primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, convertible securities, investment grade fixed income securities and money market securities.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities, aggressive growth equity securities, international equity securities, investment grade bonds, high-yield, high-risk bonds and money market instruments.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Except for the Money Market Portfolio, short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Discounts or premiums on short-term securities with 60 days or less to maturity are amortized to maturity. Discounts and premiums are determined based upon the cost of the securities to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day.

---------------------

Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

  Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts ("forward contracts") are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are accounted for as of the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the portfolios based upon relative net assets. In all other respects, expenses are charged to each portfolio as incurred on a specific identification basis.

  The Trust records dividends and distributions to its shareholders on the ex-dividend date.

  The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended December 31, 1997, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                     ACCUMULATED
                                                                    UNDISTRIBUTED     ACCUMULATED
                                                                    NET REALIZED     UNDISTRIBUTED       PAID
                                                                     INVESTMENT      NET REALIZED         IN
                                                                     INCOME/LOSS       GAIN/LOSS        CAPITAL
                                                                    ---------------------------------------------
    Money Market Portfolio......................................      $  (1,523)      $     1,523     $        --
    Fixed Income Portfolio......................................         20,464           352,074        (372,538)
    Government & Quality Bond Portfolio.........................        235,493          (235,493)             --
    High Yield Portfolio........................................        136,178         2,997,806      (3,133,984)
    Target '98 Portfolio........................................             --                --              --
    Growth and Income Portfolio.................................             --                --              --
    Foreign Securities Portfolio................................         67,041           (67,041)             --
    Growth Portfolio............................................             --                --              --
    Capital Appreciation Portfolio..............................         (3,171)            3,171              --
    Natural Resources Portfolio.................................           (328)              328              --
    Multi-Asset Portfolio.......................................         27,298           (27,298)             --
    Strategic Multi-Asset Portfolio.............................         28,973           (28,973)             --

Reclassifications are primarily due to differing book and tax treatments for foreign currency transactions, market discount, paydowns, and expiring capital loss carryovers.

                                                           ---------------------

NOTE 3. OPERATING POLICIES:

REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At June 30, 1998, the Fixed Income, Government & Quality Bond, High Yield, Target '98, Foreign Securities, Growth, Capital Appreciation, Natural Resources, Multi-Asset and Strategic Multi-Asset Portfolios had a 0.1%, 6.6%, 0.5%, 0.6%, 1.5%, 10.1%, 66.5%, 1.9%, 6.4% and 2.3%, respectively, undivided interest, representing $105,000, $10,530,000, $825,000, $940,000, $2,310,000, $16,030,000,
$105,880,000, $3,060,000, $10,210,000 and $3,625,000, respectively, in principal amount, in a joint repo with Swiss Bank, which is dated June 30, 1998, bears interest at the rate of 5.85% per annum, has a principal amount of $159,210,000 and a repurchase price of $159,235,872, matures on July 1, 1998 and is collateralized by $158,434,000 of U.S. Treasury Strips, which bear interest at a rate of 5.875% per annum, mature September 30, 2002 and have an approximate aggregate value of $162,405,585.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the portfolio as unrealized gain or loss. Upon settlement date, the portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 4. FEDERAL INCOME TAXES: It is each portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to shareholders. Therefore, no federal income tax provision is required. Each portfolio is considered a separate entity for tax purposes.

---------------------

  At June 30, 1998, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each portfolio were as follows:

                                             AGGREGATE      AGGREGATE
                                               GROSS          GROSS       UNREALIZED
                                             UNREALIZED    UNREALIZED    GAIN (LOSS)      COST OF      CAPITAL LOSS
                                                GAIN          LOSS           NET        INVESTMENTS     CARRYOVER     EXPIRATION
                                             -----------------------------------------------------------------------------------
    Money Market Portfolio................  $         --   $        --   $         --   $ 71,728,077    $       632      2005
    Fixed Income Portfolio................       585,042      (174,789)       410,253     16,759,406      1,598,757   1998-2002
    Government & Quality Bond Portfolio...     4,988,242      (242,229)     4,746,013    271,876,162             --      --*
    High Yield Portfolio..................       612,671      (880,489)      (267,818)    31,723,778      9,486,051   1998-2003
    Target '98 Portfolio..................        38,890            --         38,890      5,820,664        270,582   2002-2005
    Growth and Income Portfolio...........    15,771,143      (993,644)    14,777,499     33,530,095             --      --***
    Foreign Securities Portfolio..........     5,860,346    (1,279,417)     4,580,929     31,076,972             --      --
    Growth Portfolio......................   227,549,761    (4,974,217)   222,575,544    369,678,862             --      --
    Capital Appreciation Portfolio........   302,189,526   (31,386,577)   270,802,949    718,901,728             --      --**
    Natural Resources Portfolio...........     4,266,408    (6,750,490)    (2,484,082)    49,814,917             --      --**
    Multi-Asset Portfolio.................    40,036,775    (1,795,721)    38,241,054    112,351,257             --      --
    Strategic Multi-Asset Portfolio.......     8,000,642    (1,220,780)     6,779,862     47,471,594             --      --**

The Fixed Income and High Yield portfolios utilized capital loss carryovers of $19,266 and $1,477,869, respectively, to partially offset the portfolios' net taxable gains realized and recognized in the year ended December 31, 1997. In addition $372,538 and $3,133,984, respectively, of prior year capital loss carryover for the Fixed Income and High Yield portfolios expired as of December 31, 1997.

 * Post 10/31 Capital Loss Deferrals: Government & Quality Bond $1,026,765 and Foreign Securities $1,610,370.

** Post 10/31 Foreign Exchange Loss Deferrals: Foreign Securities $58,271,
   Capital Appreciation $2,749, Natural Resources $16 and Strategic Multi-Asset $2,841.

NOTE 5. INVESTMENT MANAGEMENT AGREEMENTS: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SunAmerica Asset Management Corp. ("SAAMCo") with respect to each portfolio. SAAMCo serves as manager for each of the portfolios. The Management Agreements provide that SAAMCo shall act as investment adviser to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each portfolio's average daily net assets:

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Money Market              $0-$150 million       .500%
                           > $150 million       .475%
                           > $250 million       .450%
                           > $500 million       .425%
Government & Quality
  Bond/                   $0-$200 million       .625%
Fixed Income               > $200 million       .575%
                           > $500 million       .500%
High Yield                $0-$250 million       .700%
                           > $250 million       .575%
                           > $500 million       .500%
Target '98                $0-$100 million       .625%
                           > $100 million       .570%
                           > $250 million       .525%
                           > $500 million       .500%
Growth and Income         $0-$100 million       .700%
                           > $100 million       .650%
                           > $250 million       .600%
                           > $500 million       .575%

                           AVERAGE DAILY     MANAGEMENT
       PORTFOLIO            NET ASSETS          FEE
-------------------------------------------------------
Foreign Securities        $0-$100 million       .900%
                           > $100 million       .825%
                           > $250 million       .750%
                           > $500 million       .700%
Growth                    $0-$250 million       .750%
                           > $250 million       .675%
                           > $500 million       .600%
Capital Appreciation      $0-$100 million       .750%
                           > $100 million       .675%
                           > $250 million       .625%
                           > $500 million       .600%
Natural Resources           >          $0       .750%
Strategic Multi-Asset/    $0-$200 million      1.000%
Multi-Asset                > $200 million       .875%
                           > $500 million       .800%

                                                          --------------------

  SAAMCO has entered into Subadvisory Agreements (the "Subadvisory Agreement") with Wellington Management Company ("WMC") to manage the investments of each portfolio.
  The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Money Market              $0-$500 million       .075%
                           > $500 million       .020%
Government & Quality
  Bond/                   $0-$ 50 million       .225%
Fixed Income               > $ 50 million       .125%
                           > $100 million       .100%
High Yield                $0-$ 50 million       .300%
                           > $ 50 million       .225%
                           > $150 million       .175%
                           > $500 million       .150%
Target '98                $0-$ 50 million       .225%
                           > $ 50 million       .150%
                           > $100 million       .100%
                           > $500 million       .050%
Growth/                   $0-$ 50 million       .325%
Growth and Income          > $ 50 million       .225%
                           > $150 million       .200%
                           > $500 million       .150%

                           AVERAGE DAILY        WMC
       PORTFOLIO            NET ASSETS       ALLOCATION
-------------------------------------------------------
Foreign Securities        $0-$ 50 million       .400%
                           > $ 50 million       .275%
                           > $150 million       .200%
                           > $500 million       .150%
Capital Appreciation      $0-$ 50 million       .375%
                           > $ 50 million       .275%
                           > $150 million       .200%
                           > $500 million       .150%
Natural Resources         $0-$ 50 million       .350%
                           > $ 50 million       .250%
                           > $150 million       .200%
                           > $500 million       .150%
Multi-Asset               $0-$ 50 million       .250%
                           > $ 50 million       .175%
                           > $150 million       .150%
Strategic Multi-Asset     $0-$ 50 million       .300%
                           > $ 50 million       .200%
                           > $150 million       .175%
                           > $500 million       .150%

  For the six months ended June 30, 1998, SAAMCo received fees of $7,398,885 from the Trust, of which SAAMCo informed the Trust that $5,221,748 was retained and $2,177,137 was allocated to WMC.

NOTE 6. SECURITIES TRANSACTIONS: The portfolios had the following purchases and sales of long-term securities for the six months ended June 30, 1998:

                                               MONEY                      GOVERNMENT &                                  GROWTH
                                               MARKET      FIXED INCOME   QUALITY BOND   HIGH YIELD     TARGET '98    AND INCOME
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              --------------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities).......................    $         --   $  1,578,136   $ 24,967,591   $25,137,156   $         --   $11,925,076
    Sales of portfolio securities
      (excluding U.S. government
      securities).......................              --      2,518,005      7,630,475    31,986,569        580,000    14,959,679
    U.S. Government Securities excluded
      above were as follows:
    Purchases of U.S. government
      securities........................              --      1,239,070    279,311,915            --             --            --
    Sales of U.S. government
      securities........................              --      1,089,577    240,038,279            --      1,455,153            --
                                              FOREIGN                       CAPITAL        NATURAL                     STRATEGIC
                                             SECURITIES       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET    MULTI-ASSET
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              --------------------------------------------------------------------------------
    Purchases of portfolio securities
      (excluding U.S. government
      securities).......................    $ 22,487,534   $101,912,153   $220,984,339   $11,415,771   $ 15,948,132   $40,307,456
    Sales of portfolio securities
      (excluding U.S. government
      securities).......................      29,010,952     79,821,013    209,761,184    11,331,595     26,642,353    42,812,555
    U.S. Government Securities excluded
      above were as follows:
    Purchases of U.S. government
      securities........................              --             --             --            --     39,044,174     1,495,930
    Sales of U.S. government
      securities........................              --             --             --            --     34,142,448     4,701,105

---------------------

NOTE 7. TRANSACTIONS WITH AFFILIATES: The following Portfolio incurred brokerage commissions with an affiliated broker:

                                                                  ADVANTAGE        SUNAMERICA
                                                                CAPITAL CORP.   SECURITIES, INC.
                                                                -------------   ----------------
Growth Portfolio............................................       $2,244            $1,920

NOTE 8. TRUSTEES RETIREMENT PLAN: The Trustees (and Directors) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1998, the Trust had accrued $143,446 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1998, expensed $20,042 for the Retirement Plan, which is included in Trustee fees and expenses on the Statement of Operations.

NOTE 9. SUBSEQUENT EVENTS: In January 1998, investors will be notified regarding the forthcoming maturity and liquidation of the Target '98 Portfolio. To facilitate an orderly liquidation, the shareholder will be requested to provide instructions for the reallocation of investments by November 15, 1998. Instructions not received by the aforementioned date will result in the reallocation of the investment into the Money Market Portfolio.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------

                                       NET                      DIVIDENDS   DIVIDENDS
                                     REALIZED       TOTAL       DECLARED    FROM NET                             NET
            NET ASSET     NET      & UNREALIZED      FROM       FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE     INVEST-    GAIN (LOSS)     INVEST-       INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING     MENT          ON           MENT         MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD    INCOME    INVESTMENTS    OPERATIONS     INCOME       MENTS      PERIOD     RETURN**   (000'S)
-----------------------------------------------------------------------------------------------------------------------
                                          Money Market Portfolio
 12/31/94    $ 1.00      $0.04        $   --        $ 0.04       $(0.04)     $   --      $ 1.00        3.8%    $126,004
 12/31/95      1.00       0.05            --          0.05        (0.05)         --        1.00        5.6       93,692
 12/31/96      1.00       0.05            --          0.05        (0.05)         --        1.00        5.0       74,001
 12/31/97      1.00       0.05            --          0.05        (0.05)         --        1.00        5.1       69,804
  6/30/98#     1.00       0.03            --          0.03        (0.03)         --        1.00        2.5       70,639
                                          Fixed Income Portfolio
 12/31/94     14.54       0.89         (1.36)        (0.47)       (1.17)         --       12.90       (3.2)      28,582
 12/31/95     12.90       0.90          1.52          2.42        (1.16)         --       14.16       19.2       27,975
 12/31/96     14.16       0.93         (0.64)         0.29        (1.15)         --       13.30        2.4       22,743
 12/31/97     13.30       0.91          0.30          1.21        (1.23)         --       13.28        9.4       18,315
  6/30/98#    13.28       0.46          0.09          0.55           --          --       13.83        4.1       17,543
                                    Government & Quality Bond Portfolio
 12/31/94     14.22       0.86         (1.30)        (0.44)       (0.73)      (0.19)      12.86       (3.1)     232,530
 12/31/95     12.86       0.90          1.55          2.45        (1.08)         --       14.23       19.4      225,579
 12/31/96     14.23       0.87         (0.50)         0.37        (0.90)      (0.03)      13.67        2.9      221,603
 12/31/97     13.67       0.84          0.42          1.26        (0.92)      (0.05)      13.96        9.5      234,623
  6/30/98#    13.96       0.41          0.16          0.57           --          --       14.53        4.1      271,737
                                           High Yield Portfolio
 12/31/94      9.43       0.15         (0.56)        (0.41)       (1.15)         --        7.87       (4.5)      48,057
 12/31/95      7.87       0.77          0.67          1.44        (0.98)         --        8.33       18.8       46,817
 12/31/96      8.33       0.74          0.19          0.93        (0.88)         --        8.38       11.7       45,687
 12/31/97      8.38       0.75          0.18          0.93        (0.93)         --        8.38       11.4       40,193
  6/30/98#     8.38       0.37         (0.03)         0.34           --          --        8.72        4.1       32,247
                                          Target '98 Portfolio
 12/31/94     13.94       0.83         (1.39)        (0.56)       (1.11)      (0.07)      12.20       (4.1)      19,194
 12/31/95     12.20       0.86          0.88          1.74        (1.30)         --       12.64       14.6       12,774
 12/31/96     12.64       0.81         (0.37)         0.44        (1.41)         --       11.67        3.7       10,172
 12/31/97     11.67       0.78         (0.19)         0.59        (1.19)         --       11.07        5.2        7,412
  6/30/98#    11.07       0.37         (0.11)         0.26           --          --       11.33        2.4        5,833
                                        Growth and Income Portfolio
 12/31/94     14.58       0.66         (1.96)        (1.30)       (0.52)      (1.20)      11.56       (9.7)      34,995
 12/31/95     11.56       0.61          1.29          1.90        (0.83)      (0.62)      12.01       16.6       32,008
 12/31/96++   12.01       0.33          2.02          2.35        (0.77)         --       13.59       20.2       33,465
 12/31/97     13.59       0.15          3.74          3.89        (0.34)         --       17.14       28.8       44,417
  6/30/98#    17.14       0.06          3.12          3.18           --          --       20.32       18.6       48,335

                             RATIO OF NET
               RATIO OF       INVESTMENT
               EXPENSES         INCOME       PORTFOLIO
              TO AVERAGE      TO AVERAGE     TURNOVER
              NET ASSETS      NET ASSETS       RATE
----------------------------------------------------------
 12/31/94      0.6%         $3.8            --%
 12/31/95      0.6           5.5            --
 12/31/96      0.6           4.9            --
 12/31/97      0.6           5.0            --
  6/30/98      0.6+          5.0+           --
 12/31/94      0.8           6.5          56.5
 12/31/95      0.8           6.5          76.7
 12/31/96      0.8           6.8          77.9
 12/31/97      0.9           6.9          58.0
  6/30/98      1.0+          6.8+         16.2
 12/31/94      0.7           6.4         117.6
 12/31/95      0.7           6.5         135.2
 12/31/96      0.7           6.3         106.7
 12/31/97      0.7           6.1          75.7
  6/30/98      0.7+          5.8+        106.0
 12/31/94      0.9           9.0          97.9
 12/31/95      0.9           9.2          68.1
 12/31/96      0.9           8.8          58.0
 12/31/97      0.9           8.8         101.4
  6/30/98      0.9+          8.7+         71.4
 12/31/94      0.8           6.5           9.2
 12/31/95      0.9           6.7          38.6
 12/31/96      0.9           6.5            --
 12/31/97      1.0           6.8            --
  6/30/98      1.2+          6.7+           --
 12/31/94      0.9           4.9          50.7
 12/31/95      0.9           5.2          88.8
 12/31/96      0.9           2.5         108.5
 12/31/97      0.8           1.0          49.4
  6/30/98      0.8+          0.7+         25.4

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
++ Prior to March 1, 1996, the portfolio was invested primarily in convertible debt securities. After that date, the portfolio primarily invests in common stock.
#  Unaudited
+  Annualized

---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DIVIDENDS
                                          REALIZED       TOTAL      DECLARED    FROM NET                             NET
            NET ASSET                   & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET               ASSETS
              VALUE          NET        GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                 END OF
 PERIOD     BEGINNING    INVESTMENT          ON           MENT        MENT       INVEST-     END OF      TOTAL      PERIOD
  ENDED     OF PERIOD   INCOME (LOSS)   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN**   (000'S)
---------------------------------------------------------------------------------------------------------------------------
                                             Foreign Securities Portfolio
 12/31/94    $10.93        $ 0.11          $(0.46)       $(0.35)     $(0.03)     $   --      $10.55       (3.2)%   $ 68,641
 12/31/95     10.55          0.13            1.19          1.32       (0.05)      (0.01)      11.81       12.6       53,609
 12/31/96     11.81          0.15            1.19          1.34       (0.21)         --       12.94       11.5       48,036
 12/31/97     12.94          0.11           (0.14)        (0.03)      (0.31)      (1.20)      11.40       (1.0)      36,148
  6/30/98#    11.40          0.08            1.55          1.63          --          --       13.03       14.3       35,478
                                                   Growth Portfolio
 12/31/94     22.32          0.05           (1.03)        (0.98)      (0.05)      (3.11)      18.18       (4.7)     246,149
 12/31/95     18.18          0.11            4.62          4.73       (0.05)      (3.38)      19.48       26.3      307,857
 12/31/96     19.48          0.20            4.57          4.77       (0.11)      (0.95)      23.19       25.0      366,602
 12/31/97     23.19          0.16            6.76          6.92       (0.20)      (2.87)      27.04       30.4      485,528
  6/30/98#    27.04          0.06            4.73          4.79          --          --       31.83       17.7      592,069
                                            Capital Appreciation Portfolio
 12/31/94     20.28         (0.02)          (0.71)        (0.73)         --       (2.04)      17.51       (3.8)     229,544
 12/31/95     17.51          0.06            6.00          6.06       (0.15)      (0.20)      23.22       34.6      356,218
 12/31/96     23.22          0.06            5.73          5.79       (0.06)      (0.95)      28.00       25.1      567,672
 12/31/97     28.00          0.02            7.05          7.07       (0.05)      (2.81)      32.21       25.4      814,311
  6/30/98#    32.21          0.04            5.30          5.34          --          --       37.55       16.6      990,993
                                              Natural Resources Portfolio
 12/31/94     13.33          0.23           (0.09)         0.14       (0.09)      (0.09)      13.29        1.0       21,230
 12/31/95     13.29          0.18            2.15          2.33       (0.21)      (0.29)      15.12       17.5       28,941
 12/31/96     15.12          0.22            1.89          2.11       (0.13)      (0.23)      16.87       14.1       45,329
 12/31/97     16.87          0.20           (1.49)        (1.29)      (0.17)      (0.99)      14.42       (8.6)      50,054
  6/30/98#    14.42          0.09           (0.61)        (0.52)         --          --       13.90       (3.6)      47,845

                                                 Multi-Asset Portfolio
 12/31/94     13.88          0.39           (0.60)        (0.21)      (0.47)      (1.49)      11.71       (1.7)     164,159
 12/31/95     11.71          0.40            2.47          2.87       (0.49)      (1.05)      13.04       24.9      168,243
 12/31/96     13.04          0.35            1.36          1.71       (0.49)      (0.91)      13.35       13.9      150,619
 12/31/97     13.35          0.34            2.36          2.70       (0.43)      (2.10)      13.52       21.1      145,685
  6/30/98#    13.52          0.16            1.81          1.97          --          --       15.49       14.6      148,935
                                             Strategic Multi-Asset Portfolio
 12/31/94     14.06          0.24           (0.53)        (0.29)      (0.20)      (2.28)      11.29       (2.6)      65,357
 12/31/95     11.29          0.32            2.18          2.50       (0.23)      (1.78)      11.78       22.8       64,026
 12/31/96     11.78          0.25            1.41          1.66       (0.40)      (0.84)      12.20       14.8       57,744
 12/31/97     12.20          0.23            1.48          1.71       (0.31)      (2.32)      11.28       14.3       53,289
  6/30/98#    11.28          0.13            1.44          1.57          --          --       12.85       13.9       53,900

                             RATIO OF NET
               RATIO OF       INVESTMENT
               EXPENSES      INCOME (LOSS)   PORTFOLIO
              TO AVERAGE      TO AVERAGE     TURNOVER
              NET ASSETS      NET ASSETS       RATE
----------------------------------------------------------
 12/31/94        1.2%             1.0%         73.9%
 12/31/95        1.2              1.2          33.0
 12/31/96        1.4              1.2          74.3
 12/31/97        1.4              0.9          79.9
  6/30/98        1.4+             1.3+         64.0
 12/31/94        0.8              0.2          74.8
 12/31/95        0.9              0.6          92.1
 12/31/96        0.8              0.9          51.7
 12/31/97        0.8              0.6          32.2
  6/30/98        0.8+             0.4+         15.0
 12/31/94        0.8             (0.1)         64.0
 12/31/95        0.8              0.3          60.1
 12/31/96        0.8              0.2          69.2
 12/31/97        0.7              0.1          60.1
  6/30/98        0.7+             0.2+         25.3
 12/31/94        1.0              1.7          36.0
 12/31/95        1.0              1.3          32.0
 12/31/96        0.9              1.3          52.5
 12/31/97        0.9              1.2          27.9
  6/30/98        0.9+             1.2+         23.4
 12/31/94        1.1              3.0          82.5
 12/31/95        1.1              3.2          85.9
 12/31/96        1.1              2.6          64.1
 12/31/97        1.1              2.4          56.5
  6/30/98        1.1+             2.2+         38.4
 12/31/94        1.3              1.8          63.7
 12/31/95        1.3              2.7          36.9
 12/31/96        1.4              2.0          51.3
 12/31/97        1.4              1.8          59.7
  6/30/98        1.4+             2.2+         85.9

---------------

* Selected data for a share of beneficial interest outstanding throughout each period (calculated based upon average shares outstanding)
** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company, First SunAmerica Life Insurance Company, Phoenix Mutual Life Insurance Company and Presidential Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
#  Unaudited
+  Annualized

                                                           ---------------------

 (LOGO)
        1 SunAmerica Center

        Los Angeles, California 90067-6022

                                                              ----------------
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                                                              /   BULK RATE  /
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                                                              / U.S. POSTAGE /
                                                              /     PAID     /
                                                              /  TOWNE, INC. /
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                                                              ----------------

A-1075 (R 8/98)